SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 2-96924

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Elliot S. Cohen
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number – (360) 734-9900  Ext. 1804

Date of fiscal year end: May 31, 2025
Date of reporting period: November 30, 2024

Explanatory Note: The Registrant is filing this amendment to its Form N-CSRS (the “Amendment”) for the period ended November 30, 2024 originally filed with the Securities and Exchange Commission on January 29, 2025 (Accession Number 0000766285-25-000008). The sole purpose of the Amendment is to correct the Renewal of Investment Advisory Contract.

Except as set forth above, the Amendment does not amend, update or change any other items or disclosures found in the Original Filing.

Item 1. Report to Shareowners

AMIDX

| INSTITUTIONAL SHARES

Amana Developing World Fund

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

The objective of the Amana Developing World Fund is long-term capital growth, consistent with Islamic principles. This Semi-Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at www.saturna.com/amana/developing-world-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$45	0.89%

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	14.68%	6.91%	2.80%
MSCI Emerging Markets Index	11.86%	3.20%	3.16%

Key Fund Statistics

Total Net Assets	$131,175,798
# of Portfolio Holdings	40
Advisory Fees Paid	$526,157
Portfolio Turnover Rate	1%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/amana/developing-world-fund for more recent performance information.

What did the Fund invest in?

Industry Weightings

% of Total Net Assets

Semiconductor Devices	12.9%
Personal Care Products	12.3%
Health Care Facilities	6.2%
Semiconductor Manufacturing	6.2%
Food & Drug Stores	6.0%
Electronics Components	4.9%
Communications Equipment	3.6%
Other Machinery & Equipment	3.1%
Base Metals	3.0%
Electronic Manufacturing Services & Original Design Manufacturer	3.0%
Other Industries	30.8%
Other Assets (net of liabilities)	8.0%

Geographic Weightings

% of Total Net Assets

United States	18.8%
Taiwan	10.5%
India	7.7%
Malaysia	7.4%
Turkey	5.1%
Philippines	4.7%
South Korea	4.0%
South Africa	3.2%
Brazil	3.1%
Peru	3.0%
Other Countries	32.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

This page is intentionally left blank.

AMDWX

| INVESTOR SHARES

Amana Developing World Fund

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

The objective of the Amana Developing World Fund is long-term capital growth, consistent with Islamic principles. This Semi-Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at www.saturna.com/amana/developing-world-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$56	1.12%

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	14.48%	6.69%	2.58%
MSCI Emerging Markets Index	11.86%	3.20%	3.16%

Key Fund Statistics

Total Net Assets	$131,175,798
# of Portfolio Holdings	40
Advisory Fees Paid	$526,157
Portfolio Turnover Rate	1%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/amana/developing-world-fund for more recent performance information.

What did the Fund invest in?

Industry Weightings

% of Total Net Assets

Semiconductor Devices	12.9%
Personal Care Products	12.3%
Health Care Facilities	6.2%
Semiconductor Manufacturing	6.2%
Food & Drug Stores	6.0%
Electronics Components	4.9%
Communications Equipment	3.6%
Other Machinery & Equipment	3.1%
Base Metals	3.0%
Electronic Manufacturing Services & Original Design Manufacturer	3.0%
Other Industries	30.8%
Other Assets (net of liabilities)	8.0%

Geographic Weightings

% of Total Net Assets

United States	18.8%
Taiwan	10.5%
India	7.7%
Malaysia	7.4%
Turkey	5.1%
Philippines	4.7%
South Korea	4.0%
South Africa	3.2%
Brazil	3.1%
Peru	3.0%
Other Countries	32.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

This page is intentionally left blank.

AMIGX

| INSTITUTIONAL SHARES

Amana Growth Fund

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

The objective of the Amana Growth Fund is long-term capital growth, consistent with Islamic principles. This Semi-Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at www.saturna.com/amana/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$31	0.60%

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	23.76%	16.81%	14.80%
S&P 500 Index	33.89%	15.75%	13.33%

Key Fund Statistics

Total Net Assets	$5,667,104,516
# of Portfolio Holdings	33
Advisory Fees Paid	$16,234,814
Portfolio Turnover Rate	2%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/amana/growth-fund for more recent performance information.

What did the Fund invest in?

Industry Weightings

% of Total Net Assets

Large Pharma	13.4%
Infrastructure Software	11.3%
Semiconductor Devices	10.8%
Communications Equipment	9.3%
Semiconductor Manufacturing	7.7%
Application Software	6.2%
Commercial & Residential Building Equipment & Systems	5.9%
Measurement Instruments	4.7%
Internet Media & Services	4.0%
Specialty Apparel Stores	2.6%
Other Industries	18.5%
Other Assets (net of liabilities)	5.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

This page is intentionally left blank.

AMAGX

| INVESTOR SHARES

Amana Growth Fund

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

The objective of the Amana Growth Fund is long-term capital growth, consistent with Islamic principles. This Semi-Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at www.saturna.com/amana/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$44	0.85%

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	23.46%	16.53%	14.53%
S&P 500 Index	33.89%	15.75%	13.33%

Key Fund Statistics

Total Net Assets	$5,667,104,516
# of Portfolio Holdings	33
Advisory Fees Paid	$16,234,814
Portfolio Turnover Rate	2%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/amana/growth-fund for more recent performance information.

What did the Fund invest in?

Industry Weightings

% of Total Net Assets

Large Pharma	13.4%
Infrastructure Software	11.3%
Semiconductor Devices	10.8%
Communications Equipment	9.3%
Semiconductor Manufacturing	7.7%
Application Software	6.2%
Commercial & Residential Building Equipment & Systems	5.9%
Measurement Instruments	4.7%
Internet Media & Services	4.0%
Specialty Apparel Stores	2.6%
Other Industries	18.5%
Other Assets (net of liabilities)	5.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

This page is intentionally left blank.

AMINX

| INSTITUTIONAL SHARES

Amana Income Fund

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

The objective of the Amana Income Fund is current income and preservation of capital, consistent with Islamic principles. This Semi-Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at www.saturna.com/amana/income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$39	0.75%

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	21.12%	12.05%	10.16%
S&P 500 Index	33.89%	15.75%	13.33%

Key Fund Statistics

Total Net Assets	$1,979,026,636
# of Portfolio Holdings	32
Advisory Fees Paid	$7,099,058
Portfolio Turnover Rate	2%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/amana/income-fund for more recent performance information.

What did the Fund invest in?

Industry Weightings

% of Total Net Assets

Large Pharma	17.1%
Infrastructure Software	8.6%
Personal Care Products	7.7%
Semiconductor Manufacturing	7.7%
Industrial Wholesale & Rental	6.9%
Semiconductor Devices	5.0%
Basic & Diversified Chemicals	4.9%
Measurement Instruments	4.5%
Diversified Industrials	4.2%
Automotive Retailers	2.4%
Other Industries	23.8%
Other Assets (net of liabilities)	7.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

This page is intentionally left blank.

AMANX

| INVESTOR SHARES

Amana Income Fund

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

The objective of the Amana Income Fund is current income and preservation of capital, consistent with Islamic principles. This Semi-Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at www.saturna.com/amana/income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$52	1.00%

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	20.82%	11.81%	9.90%
S&P 500 Index	33.89%	15.75%	13.33%

Key Fund Statistics

Total Net Assets	$1,979,026,636
# of Portfolio Holdings	32
Advisory Fees Paid	$7,099,058
Portfolio Turnover Rate	2%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/amana/income-fund for more recent performance information.

What did the Fund invest in?

Industry Weightings

% of Total Net Assets

Large Pharma	17.1%
Infrastructure Software	8.6%
Personal Care Products	7.7%
Semiconductor Manufacturing	7.7%
Industrial Wholesale & Rental	6.9%
Semiconductor Devices	5.0%
Basic & Diversified Chemicals	4.9%
Measurement Instruments	4.5%
Diversified Industrials	4.2%
Automotive Retailers	2.4%
Other Industries	23.8%
Other Assets (net of liabilities)	7.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

This page is intentionally left blank.

AMIPX

| INSTITUTIONAL SHARES

Amana Participation Fund

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

The objective of the Amana Participation Fund is capital preservation and current income, consistent with Islamic principles. This Semi-Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at www.saturna.com/amana/participation-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$28	0.55%

Annual Average Total Return

	1 Year	5 Year	Since Inception
Institutional Shares	6.48%	1.62%	2.16%
FTSE IdealRatings Sukuk Index	6.86%	2.16%	3.20%

Key Fund Statistics

Total Net Assets	$216,795,122
# of Portfolio Holdings	48
Advisory Fees Paid	$524,749
Portfolio Turnover Rate	8%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/amana/participation-fund for more recent performance information.

What did the Fund invest in?

Sector Weightings

% of Total Net Assets

Financials	37.5%
Government	14.9%
Real Estate	12.2%
Utilities	9.4%
Communications	6.6%
Industrials	5.3%
Bank Time Deposits	3.7%
Energy	3.1%
Consumer Staples	2.1%
Other Assets (net of liabilities)	5.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

This page is intentionally left blank.

AMAPX

| INVESTOR SHARES

Amana Participation Fund

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

The objective of the Amana Participation Fund is capital preservation and current income, consistent with Islamic principles. This Semi-Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at www.saturna.com/amana/participation-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$40	0.79%

Annual Average Total Return

	1 Year	5 Year	Since Inception
Investor Shares	6.34%	1.37%	1.92%
FTSE IdealRatings Sukuk Index	6.86%	2.16%	3.20%

Key Fund Statistics

Total Net Assets	$216,795,122
# of Portfolio Holdings	48
Advisory Fees Paid	$524,749
Portfolio Turnover Rate	8%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/amana/participation-fund for more recent performance information.

What did the Fund invest in?

Sector Weightings

% of Total Net Assets

Financials	37.5%
Government	14.9%
Real Estate	12.2%
Utilities	9.4%
Communications	6.6%
Industrials	5.3%
Bank Time Deposits	3.7%
Energy	3.1%
Consumer Staples	2.1%
Other Assets (net of liabilities)	5.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

This page is intentionally left blank.

Item 2. Code of Ethics
Registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer or persons performing similar functions, which is included with this submission as Exhibit (a)(1) and posted on the Registrant’s website at https://www.saturna.com/code-ethics.  Requests may also be made via telephone at 1-800-728-8762, and will be processed within one business day of receiving such request.
Item 3. Audit Committee Financial Expert
Not applicable.
Item 4. Principal Accountant Fees and Services
Not applicable.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments
(a)     The Schedule of Investments is fully answered in Item 7.
(b)     Not applicable
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

# Amana Mutual Funds Trust

## Semi-Annual Financial Statements and Additional Information

November 30, 2024

**Income Fund**
AMANX | AMINX

**Growth Fund**
AMAGX | AMIGX

**Developing World Fund**
AMDWX | AMIDX

**Participation Fund**
AMAPX | AMIPX

Table of Contents:

Morningstar Ratings 3
Amana Income Fund 5
Schedule of Investments 5
Statement of Assets and Liabilities and Statement of Operations 7
Statements of Changes in Net Assets 8
Financial Highlights 9
Amana Growth Fund 10
Schedule of Investments 10
Statement of Assets and Liabilities and Statement of Operations 12
Statements of Changes in Net Assets 13
Financial Highlights 14
Amana Developing World Fund 16
Schedule of Investments 16
Statement of Assets and Liabilities and Statement of Operations 19
Statements of Changes in Net Assets 20
Financial Highlights 21
Amana Participation Fund 23
Schedule of Investments 23
Statement of Assets and Liabilities and Statement of Operations 25
Statements of Changes in Net Assets 26
Financial Highlights 27
Notes To Financial Statements 28
Note 1 - Organization 28
Note 2 - Unaudited Information 28
Note 3 - Significant Accounting Policies 28
Note 4 - Transactions with Affiliated Persons 31
Note 5 - Distributions to Shareowners 32
Note 6 - Federal Income Taxes 32
Note 7 - Investments 33
Note 8 - Custodian 33
Note 9 - Subsequent Events 33
Form N-CSR Items 8-11 34
Renewal of Investment Advisory Contract 35
Summary Information 37

November 30, 2024
N-CSRS

Morningstar Ratings
(as of November 30, 2024)
The Morningstar Sustainability Rating and the Morningstar Portfolio
Sustainability Score are not based on fund performance and are not equivalent to the Morningstar Rating ("Star Rating").
© 2024 Morningstar®. All rights reserved. Morningstar, Inc. is an independent fund performance monitor. The information contained herein: (1) is proprietary to
Morningstar and/or its content providers; (2) may not be copied or distributed; and
(3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
A
Morningstar Ratings™ ("Star Ratings") are as of November 30, 2024. The
Morningstar Rating™ for funds, or "star rating", is calculated for managed products (including mutual funds, variable annuity and variable life subaccounts, exchange-traded funds, closed-end funds, and separate accounts)
with at least a three-year history. Exchange-traded funds and open-ended mutual funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product's monthly excess performance (not including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive 5 stars, the next 22.5%
receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar Rating for a managed product is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns, and 50% 10-year rating/30% five-year rating/20% three-year rating for 120 or more months of total returns. While the 10-year overall star rating formula seems to give the most weight to the 10-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods.
B
Morningstar Sustainability Ratings are as of October 31, 2024. The Morningstar
Sustainability Rating™ is intended to measure how well the issuing companies of the securities within a fund’s portfolio are managing their environmental, social, and governance (“ESG”) risks and opportunities relative to the fund’s
Morningstar category peers. The Morningstar Sustainability Rating calculation is a two-step process. First, each fund with at least 50% of assets covered by a company-level ESG score from Sustainalytics receives a Morningstar
Portfolio Sustainability Score™. The Morningstar Portfolio Sustainability
Score is an asset-weighted average of normalized company-level ESG scores with deductions made for controversial incidents by the issuing companies, such as environmental accidents, fraud, or discriminatory behavior. The
Morningstar Sustainability Rating is then assigned to all scored funds within
Morningstar Categories in which at least ten (10) funds receive a Portfolio
Sustainability Score and is determined by each fund's rank within the following distribution: High (highest 10%), Above Average (next 22.5%), Average (next
35%), Below Average (next 22.5%), and Low (lowest 10%). The Morningstar
Sustainability Rating is depicted by globe icons where High equals 5 globes and
Low equals 1 globe. A Sustainability Rating is assigned to any fund that has more than half of its underlying assets rated by Sustainalytics and is within a
Morningstar Category with at least 10 scored funds; therefore, the rating is not limited to funds with explicit sustainable or responsible investment mandates.
Morningstar updates its Sustainability Ratings monthly. Portfolios receive a
Morningstar Portfolio Sustainability Score and Sustainability Rating one month and six business days after their reported as-of date based on the most recent portfolio. As part of the evaluation process, Morningstar uses Sustainalytics’
ESG scores from the same month as the portfolio as-of date.
The Fund’s portfolios are actively managed and subject to change, which may result in a different Morningstar Sustainability Score and Rating each month.
Amana Growth Fund and Amana Developing World Fund were each rated on 100%
of Assets Under Management. Amana Income Fund was rated on 98% of Assets
Under Management. Amana Participation Fund was rated on 91% of Assets Under
Management.
% Rank in Category is the fund’s percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable)
percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-
performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.
The Amana Mutual Funds offer two share classes – Investor Shares and Institutional
Shares, each of which has different expense structures.
Morningstar™ Ratings
A
1 Year 3 Year 5 Year 10 Year 15 Year Overall Sustainability Rating™
B
Amana Income Fund – “Large Blend” Category
Investor Shares (AMANX) n/a
  
n/a

% Rank in Category 96 75 88 93 96 n/a 11
Institutional Shares (AMINX) n/a
  
n/a

% Rank in Category 96 72 86 91 95 n/a 11
Number of Funds in Category 1,383 1,276 1,174 885 698 1,276 3,709
Amana Growth Fund – “Large Growth” Category
Investor Shares (AMAGX) n/a
  
n/a

% Rank in Category 95 64 50 42 69 n/a 1
Institutional Shares (AMIGX) n/a
  
n/a

% Rank in Category 95 61 45 35 60 n/a 1
Number of Funds in Category 1,089 1,020 955 751 586 1,020 1,573
Amana Developing World Fund – “Diversified Emerging Markets” Category
Investor Shares (AMDWX) n/a
  
n/a

% Rank in Category 22 33 15 63 87 n/a 27
Institutional Shares (AMIDX) n/a
  
n/a

% Rank in Category 21 31 13 57 78 n/a 27
Number of Funds in Category 789 705 631 426 216 705 1,785
Amana Participation Fund – “Emerging Markets Bond” Category
Investor Shares (AMAPX) n/a
 
n/a n/a

% Rank in Category 33 24 17 n/a n/a n/a 84
Institutional Shares (AMIPX) n/a
 
n/a n/a

% Rank in Category 30 21 16 n/a n/a n/a 84
Number of Funds in Category 165 164 151 123 82 164 2,384

November 30, 2024
N-CSRS
Morningstar Ratings
(as of December 31, 2024)
Morningstar ratings represented as unshaded stars are based on extended performance. These extended performance ratings are based on the historical adjusted returns prior to the inception date of the Institutional Shares and reflect the historical performance of the Investor Shares, adjusted to reflect the fees and expenses of the Institutional Shares.
Morningstar Carbon Metrics (as of October 31, 2024)
Morningstar carbon metrics are asset-weighted portfolio calculations based on their
Sustainalytics subsidiary's carbon-risk research. Based on two of these metrics –
Carbon Risk Score and Fossil Fund Involvement % – funds may receive the Low Carbon designation, which allows investors to easily identify low-carbon funds within the global universe.
The portfolio Carbon Risk Score is a number between 0 and 100 (a lower score is better).
A portfolio's Carbon Risk Score is the asset-weighted sum of the carbon risk scores of its holdings, averaged over the trailing 12 months. The carbon risk of a company is
Sustainalytics' evaluation of the degree to which a firm's activities and products are aligned with the transition to a low-carbon economy. The assessment includes carbon intensity, fossil fuel involvement, stranded assets exposure, mitigation strategies, and green product solutions.
Fossil Fuel Involvement % is the portfolio's asset-weighted percentage exposure to fossil fuels, averaged over the trailing 12 months. Companies with fossil fuel involvement are defined as those in the following subindustries: Thermal Coal Extraction, Thermal Coal
Power Generation, Oil & Gas Production, Oil & Gas Power Generation, and Oil & Gas
Products & Services.
To receive the Low Carbon designation a fund must have a Carbon Risk Score below
10 and a Fossil Fuel Involvement % of less than 7% of assets. For these metrics to be calculated, at least 67% of a portfolio's assets must be covered by Sustainalytics company carbon-risk research. All Morningstar carbon metrics are calculated quarterly.
Amana Income Fund was rated on 98% of assets under management. Amana
Growth and Amana Developing World Funds were rated on 100% of assets under management. Amana Participation Fund was rated on 91% of assets under management.
As of November 30, 2024, the Amana Income, Amana Growth, and Amana Developing
World Funds had not received a 12-month average fossil fuel exposure rating.
Morningstar™ Ratings
A
1 Year 3 Year 5 Year 10 Year 15 Year Overall
Amana Income Fund – “Large Blend” Category
Investor Shares (AMANX) n/a
  
n/a

% Rank in Category 91 78 88 91 95 n/a
Institutional Shares (AMINX) n/a
  
n/a

% Rank in Category 90 76 86 89 93 n/a
Number of Funds in Category 1,386 1,280 1,180 889 704 1,280
Amana Growth Fund – “Large Growth” Category
Investor Shares (AMAGX) n/a
  
n/a

% Rank in Category 93 73 53 46 66 n/a
Institutional Shares (AMIGX) n/a
  
n/a

% Rank in Category 92 71 49 38 61 n/a
Number of Funds in Category 1,088 1,020 952 748 587 1,020
Amana Developing World Fund – “Diversified Emerging Markets” Category
Investor Shares (AMDWX) n/a
  
n/a

% Rank in Category 43 32 15 69 79 n/a
Institutional Shares (AMIDX) n/a
  
n/a

% Rank in Category 39 29 13 62 69 n/a
Number of Funds in Category 787 707 632 430 219 707
Amana Participation Fund – “Emerging Markets Bond” Category
Investor Shares (AMAPX) n/a
 
n/a n/a

% Rank in Category 17 21 14 n/a n/a n/a
Institutional Shares (AMIPX) n/a
 
n/a n/a

% Rank in Category 12 20 11 n/a n/a n/a
Number of Funds in Category 165 164 152 123 82 164
Amana Income Fund Amana Growth Fund Amana Developing World Fund

Schedule of Investments
As of November 30, 2024
Amana Income Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSRS
5
Continued on next page.
Common Stock - 92 .8 % Number of Shares Cost Market Value
Percentage of
Net Assets
Consumer Discretionary
Automotive Retailers
Genuine Parts 382,000 $ 15,016,749 $ 48,410,860 2.4%
Consumer Staples
Household Products
Procter & Gamble 250,000 34,077,472 44,815,000 2.3%
Packaged Food
McCormick & Co 559,288 13,161,835 43,853,772 2.2%
Personal Care Products
Colgate-Palmolive 450,000 18,061,325 43,483,500 2.2%
Kenvue 1,675,000 34,061,723 40,334,000 2.0%
Kimberly-Clark 300,000 22,709,515 41,805,000 2.1%
Unilever ADR 475,000 17,206,628 28,424,000 1.4%
92,039,191 154,046,500 7.7%
139,278,498 242,715,272 12.2%
Health Care
Biotech
Amgen 136,710 33,262,372 38,671,158 2.0%
Large Pharma
AbbVie 100,000 2,803,208 18,293,000 0.9%
Eli Lilly 299,475 10,247,346 238,187,441 12.0%
Johnson & Johnson 165,000 19,251,626 25,576,650 1.3%
Merck & Co 123,000 15,683,886 12,501,720 0.6%
Novartis ADR 295,400 15,552,802 31,244,458 1.6%
Pfizer 488,500 8,154,101 12,803,585 0.7%
71,692,969 338,606,854 17.1%
Medical Devices
Abbott Laboratories 350,000 8,392,885 41,569,500 2.1%
113,348,226 418,847,512 21.2%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 550,000 34,796,048 46,123,000 2.3%
Courier Services
United Parcel Service, Class B 260,000 45,172,384 35,287,200 1.8%
Diversified Industrials
Illinois Tool Works 300,000 14,672,460 83,256,000 4.2%
Electrical Power Equipment
Eaton 110,000 20,458,947 41,296,200 2.1%
Industrial Wholesale & Rental
Ferguson Enterprises 185,000 37,090,424 39,947,050 2.0%
W.W. Grainger 80,000 7,590,798 96,427,200 4.9%
44,681,222 136,374,250 6.9%
Measurement Instruments
Rockwell Automation 300,000 13,657,124 88,542,000 4.5%
Rail Freight
Canadian National Railway 384,000 8,600,818 42,888,960 2.1%
182,039,003 473,767,610 23.9%

Schedule of Investments
As of November 30, 2024
Amana Income Fund
The accompanying notes are an integral part of these financial statements.
6
November 30, 2024
N-CSRS
Common Stock - 92.8% Number of Shares Cost Market Value
Percentage of
Net Assets
Materials
Basic & Diversified Chemicals
Air Products & Chemicals 110,000 $ 6,424,723 $ 36,776,300 1.9%
Linde 130,000 8,531,143 59,928,700 3.0%
14,955,866 96,705,000 4.9%
Specialty Chemicals
PPG Industries 379,000 12,758,054 47,136,230 2.4%
27,713,920 143,841,230 7.3%
Technology
Communications Equipment
Cisco Systems 750,000 34,718,422 44,407,500 2.3%
Consumer Electronics
Nintendo 750,000 36,514,433 43,850,513 2.2%
Infrastructure Software
Microsoft 400,000 7,953,170 169,384,000 8.6%
Semiconductor Devices
Broadcom 300,000 34,949,114 48,624,000 2.5%
Texas Instruments 250,000 38,489,292 50,257,500 2.5%
73,438,406 98,881,500 5.0%
Semiconductor Manufacturing
Taiwan Semiconductor ADR 824,500 8,249,619 152,252,170 7.7%
160,874,050 508,775,683 25.8%
Total investments $638,270,446 $ 1,836,358,167 92.8%
Other assets (net of liabilities) 142,668,469 7.2%
Total net assets $ 1,979,026,636 100.0%
ADR: American Depositary Receipt

Amana Income Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSRS
7
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2024
Assets
Investments in securities, at value
(Cost $638,270,446) $ 1,836,358,167
Cash 140,498,004
Dividends receivable 3,785,297
Receivable for Fund shares sold 210,565
Prepaid expenses 22,159
Total assets 1,980,874,192
Liabilities
Accrued advisory fees 1,170,108
Payable for Fund shares redeemed 385,575
Accrued 12b-1 distribution fees 178,587
Accrued retirement plan custody fee 56,569
Accrued legal expenses 5,658
Accrued audit expenses 5,331
Accrued Chief Compliance Officer expenses 5,061
Accrued trustee expenses 3,220
Accrued other operating expenses 37,447
Total liabilities 1,847,556
Net assets $1,979,026,636
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $663,353,785
Total distributable earnings 1,315,672,851
Net assets applicable to Fund shares outstanding $1,979,026,636
Net asset value per Investor Shares AMANX
Net assets, at value $878,793,340
Shares outstanding 12,593,242
Net asset value, offering and redemption price per
share $69.78
Net asset value per Institutional Shares AMINX
Net assets, at value $1,100,233,296
Shares outstanding 15,937,567
Net asset value, offering and redemption price per
share $69.03
Period ended November 30, 2024
Investment income
Dividend Income (Net of foreign tax of $296,385) $ 16,094,340
Miscellaneous income 1,148
Total investment income 16,095,488
Expenses
Investment advisory fees 7,099,058
12b-1 distribution fees 1,092,661
Custodian fees 43,699
ReFlow fees 42,226
Retirement plan custodial fees 32,692
125
Investor Shares 173
150
Institutional Shares 32,519
Filing and registration fees 28,383
Audit fees 24,874
Chief Compliance Officer expenses 16,228
Legal fees 10,068
Trustee fees 9,235
Other operating expenses 63,362
Total gross expenses 8,462,486
Less custodian fee credits (43,699)
Net expenses 8,418,787
Net investment income $7,676,701
Net realized gain from investments and foreign
currency $44,090,089
A
Net i ncrease in unrealized appreciation on investments
and foreign currency 79,811,061
Net gain on investments 123,901,150
Net increase in net assets resulting from operations $131,577,851
A
Includes $13,742,445 in net realized gains from redemptions in-kind

Amana Income Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2024
N-CSRS
Statements of Changes in Net Assets
Period ended November
30, 2024 Year ended May 31, 2024
Increase in net assets from operations
From operations
Net investment income $7,676,701 $17,097,751
Net realized gain on investments and foreign currency 44,090,089 109,115,389
Net increase in unrealized appreciation on investments and foreign currency 79,811,061 185,124,533
Net increase in net assets 131,577,851 311,337,673
Distributions to shareowners from
125
Net dividend and distribution to shareholders - Investor Shares – (39,617,273)
150
Net dividend and distribution to shareholders - Institutional Shares – (49,306,364)
Total distributions – (88,923,637)
Capital share transactions
Proceeds from the sale of shares
125
Investor Shares 33,170,282 65,597,644
150
Institutional Shares 106,208,388 140,060,628
Value of shares issued in reinvestment of dividends and distributions
125
Investor Shares – 38,327,596
150
Institutional Shares – 47,465,741
Cost of shares redeemed
125
Investor Shares (52,752,399) (115,814,293)
150
Institutional Shares (97,691,187) (114,726,119)
Total capital shares transactions (11,064,916) 60,911,197
Total increase in net assets 120,512,935 283,325,233
Net assets
Beginning of period 1,858,513,701 1,575,188,468
End of period $1,979,026,636 $1,858,513,701
Shares of the Fund sold and redeemed
Investor Shares (AMANX)
Number of shares sold 486,011 1,063,460
Number of shares issued in reinvestment of dividends and distributions – 641,057
Number of shares redeemed (770,429) (1,874,466)
Net decrease in number of shares outstanding (284,418) (169,949)
Institutional Shares (AMINX)
Number of shares sold 1,570,918 2,288,062
Number of shares issued in reinvestment of dividends and distributions – 802,660
Number of shares redeemed (1,442,902) (1,877,019)
Net increase in number of shares outstanding 128,016 1,213,703
– –

Amana Income Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSRS
9
Investor Shares (AMANX)
Selected data per share of outstanding capital stock
throughout each period:
Period ended
November 30,
2024
Year ended May 31,
2024 2023 2022 2021 2020
A A A A A A A
Net asset value at beginning of period $65.21 $57.31 $59.34 $61.52 $50.03 $48.32
Income from investment operations
Net investment income
A
0.22 0.53 0.59 0.59 0.58 0.67
Net gains on securities (both realized and unrealized) 4.35 10.49 1.91 0.37 14.53 5.17
Total from investment operations 4.57 11.02 2.50 0.96 15.11 5.84
Less distributions
Dividends (from net investment income) – (0.51) (0.55) (0.55) (0.56) (0.66)
Distributions (from capital gains) – (2.61) (3.98) (2.59) (3.06) (3.47)
Total distributions – (3.12) (4.53) (3.14) (3.62) (4.13)
Net asset value at end of period $69.78 $65.21 $57.31 $59.34 $61.52 $50.03
Total Return
B
6.99% 19.75% 4.35% 1.16% 30.87% 11.77%
Ratios / supplemental data
Net assets ($000), end of period $878,793 $839,814 $747,787 $746,534 $841,439 $735,565
Ratio of expenses to average net assets
Before custodian fee credits
C
1.00% 1.01% 1.02% 1.01% 1.04% 1.06%
After  custodian fee credits
C
1.00% 1.00% 1.02% 1.01% 1.04% 1.06%
Ratio of net investment income after custodian fee credits  to average net assets
C
0.65% 0.86% 1.03% 0.94% 1.03% 1.31%
Portfolio turnover rate
B
2% 10% 8% 5% 5% 0%
Institutional Shares (AMINX)
Selected data per share of outstanding capital stock
throughout each period:
Period ended
November 30,
2024
Year ended May 31,
2024 2023 2022 2021 2020
A A A A A A A
Net asset value at beginning of period $64.44 $56.69 $58.79 $61.04 $49.72 $48.12
Income from investment operations
Net investment income
A
0.30 0.67 0.72 0.74 0.71 0.78
Net gains on securities (both realized and unrealized) 4.29 10.38 1.90 0.37 14.42 5.13
Total from investment operations 4.59 11.05 2.62 1.11 15.13 5.91
Less distributions
Dividends (from net investment income) – (0.69) (0.74) (0.77) (0.75) (0.84)
Distributions (from capital gains) – (2.61) (3.98) (2.59) (3.06) (3.47)
Total distributions – (3.30) (4.72) (3.36) (3.81) (4.31)
Net asset value at end of period $69.03 $64.44 $56.69 $58.79 $61.04 $49.72
Total Return
B
7.12% 20.05% 4.61% 1.40% 31.14% 11.96%
Ratios / supplemental data
Net assets ($000), end of period $1,100,233 $1,018,700 $827,401 $788,724 $703,695 $533,239
Ratio of expenses to average net assets
Before custodian fee credits
C
0.76% 0.76% 0.78% 0.77% 0.80% 0.83%
After  custodian fee credits
C
0.75% 0.76% 0.77% 0.77% 0.79% 0.82%
Ratio of net investment income after custodian fee credits  to average net assets
C
0.90% 1.11% 1.27% 1.19% 1.27% 1.55%
Portfolio turnover rate
B
2% 10% 8% 5% 5% 0%
A
Calculated using average shares outstanding
B
Not annualized for period of less than one year
C
Annualized for periods of less than one year

Schedule of Investments
As of November 30, 2024
Amana Growth Fund
The accompanying notes are an integral part of these financial statements.
10
November 30, 2024
N-CSRS
Continued on next page.
Common Stock - 94 .4 % Number of Shares Cost Market Value
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 1,345,000 $ 161,823,354 $ 227,237,750 4.0%
Consumer Discretionary
Automotive Retailers
AutoZone
1
40,000 98,870,262 126,781,600 2.2%
Home Products Stores
Lowe's 400,000 8,620,300 108,972,000 1.9%
Specialty Apparel Stores
TJX Companies 1,150,000 12,679,185 144,543,500 2.6%
120,169,747 380,297,100 6.7%
Consumer Staples
Household Products
Procter & Gamble 640,000 106,667,904 114,726,400 2.0%
Personal Care Products
Church & Dwight 1,171,300 20,995,227 128,995,269 2.3%
127,663,131 243,721,669 4.3%
Health Care
Large Pharma
AbbVie 560,000 108,940,146 102,440,800 1.8%
AstraZeneca ADR 1,590,000 107,739,591 107,515,800 1.9%
Eli Lilly 320,510 11,029,385 254,917,628 4.5%
Merck & Co 800,000 85,929,228 81,312,000 1.4%
Novo Nordisk ADR 2,003,200 7,663,671 213,941,760 3.8%
321,302,021 760,127,988 13.4%
Life Science & Diagnostics
Agilent Technologies 895,850 16,257,273 123,600,425 2.2%
Medical Devices
Stryker 300,000 15,657,168 117,645,000 2.1%
353,216,462 1,001,373,413 17.7%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 2,000,000 104,457,808 167,720,000 3.0%
Trane 400,000 66,621,870 166,488,000 2.9%
171,079,678 334,208,000 5.9%
Electrical Power Equipment
Schneider Electric SE 400,000 101,566,238 102,994,860 1.8%
Measurement Instruments
Keysight Technologies
1
860,000 63,733,901 146,922,400 2.6%
Trimble
1
1,665,000 26,578,159 121,495,050 2.1%
90,312,060 268,417,450 4.7%
Metalworking Machinery
Lincoln Electric Holdings 268,920 5,947,784 58,753,642 1.0%
Rail Freight
Union Pacific 310,275 24,763,628 75,911,881 1.4%
393,669,388 840,285,833 14.8%

Schedule of Investments
As of November 30, 2024
Amana Growth Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSRS
11
Common Stock - 94.4% Number of Shares Cost Market Value
Percentage of
Net Assets
Technology
Application Software
Adobe
1
320,600 $ 10,572,380 $ 165,407,158 2.9%
Intuit 285,600 9,926,412 183,278,088 3.3%
20,498,792 348,685,246 6.2%
Communications Equipment
Apple 1,974,750 1,510,016 468,667,417 8.3%
Cisco Systems 966,450 17,754,442 57,223,505 1.0%
19,264,458 525,890,922 9.3%
Infrastructure Software
Microsoft 660,000 205,627,703 279,483,600 4.9%
Oracle 900,000 39,381,679 166,356,000 3.0%
ServiceNow
1
185,000 99,581,103 194,146,400 3.4%
344,590,485 639,986,000 11.3%
IT Services
Gartner
1
179,900 6,185,085 93,175,607 1.6%
Semiconductor Devices
Advanced Micro Devices
1
1,200,000 59,033,683 164,610,000 2.9%
Broadcom 1,100,000 110,696,976 178,288,000 3.1%
Nvidia 1,950,000 133,180,317 269,587,500 4.8%
302,910,976 612,485,500 10.8%
Semiconductor Manufacturing
ASML Holding NY 308,000 10,937,644 211,475,880 3.7%
Taiwan Semiconductor ADR 1,210,921 12,693,436 223,608,672 4.0%
23,631,080 435,084,552 7.7%
717,080,876 2,655,307,827 46.9%
Total investments $1,873,622,958 $ 5,348,223,592 94.4%
Other assets (net of liabilities) 318,880,924 5.6%
Total net assets $ 5,667,104,516 100.0%
1
Non-income producing
ADR: American Depositary Receipt

Amana Growth Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2024
N-CSRS
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2024
Assets
Investments in securities, at value
(Cost $1,873,622,958) $ 5,348,223,592
Cash 319,908,908
Dividends receivable 2,878,718
Receivable for Fund shares sold 1,229,491
Prepaid expenses 47,188
Total assets 5,672,287,897
Liabilities
Accrued advisory fees 2,677,755
Payable for Fund shares redeemed 1,757,975
Accrued 12b-1 distribution fees 550,536
Accrued retirement plan custody fee 87,891
Accrued legal expenses 10,688
Accrued trustee expenses 10,304
Accrued Chief Compliance Officer expenses 7,320
Accrued other operating expenses 80,912
Total liabilities 5,183,381
Net assets $5,667,104,516
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $1,953,172,756
Total distributable earnings 3,713,931,760
Net assets applicable to Fund shares outstanding $5,667,104,516
Net asset value per Investor Shares AMAGX
Net assets, at value $2,698,722,129
Shares outstanding 32,158,871
Net asset value, offering and redemption price per
share $83.92
Net asset value per Institutional Shares AMIGX
Net assets, at value $2,968,382,387
Shares outstanding 35,105,648
Net asset value, offering and redemption price per
share $84.56
Period ended November 30, 2024
Investment income
Dividend Income (Net of foreign tax of $649,209) $ 21,058,286
Miscellaneous income (9,940)
Total investment income 21,048,346
Expenses
Investment advisory fees 16,234,814
12b-1 distribution fees 3,351,625
Custodian fees 123,436
ReFlow fees 103,986
Filing and registration fees 73,151
Retirement plan custodial fees 50,388
225
Investor Shares 172
250
Institutional Shares 50,216
Audit fees 45,986
Chief Compliance Officer expenses 43,560
Trustee fees 29,079
Legal fees 26,753
Other operating expenses 165,555
Total gross expenses 20,248,333
Less custodian fee credits (123,436)
Net expenses 20,124,897
Net investment income $923,449
Net realized gain from investments and foreign
currency $24,350,806
A
Net i ncrease in unrealized appreciation on investments
and foreign currency 369,745,190
Net gain on investments 394,095,996
Net increase in net assets resulting from operations $395,019,445
A
Includes $51,639,866 in net realized gains from redemptions in-kind

Amana Growth Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSRS
13
Statements of Changes in Net Assets
Period ended November
30, 2024 Year ended May 31, 2024
Increase in net assets from operations
From operations
Net investment income $923,449 $9,357,997
Net realized gain on investments and foreign currency 24,350,806 240,318,416
Net increase in unrealized appreciation on investments and foreign currency 369,745,190 788,446,787
Net increase in net assets 395,019,445 1,038,123,200
Distributions to shareowners from
225
Net dividend and distribution to shareholders - Investor Shares – (14,498,999)
250
Net dividend and distribution to shareholders - Institutional Shares – (18,959,927)
Total distributions – (33,458,926)
Capital share transactions
Proceeds from the sale of shares
225
Investor Shares 191,741,040 492,993,115
250
Institutional Shares 361,756,764 664,241,837
Value of shares issued in reinvestment of dividends and distributions
225
Investor Shares – 13,941,611
250
Institutional Shares – 18,285,747
Cost of shares redeemed
225
Investor Shares (208,075,327) (334,959,259)
250
Institutional Shares (298,510,318) (458,432,950)
Total capital shares transactions 46,912,159 396,070,101
Total increase in net assets 441,931,604 1,400,734,375
Net assets
Beginning of period 5,225,172,912 3,824,438,537
End of period $5,667,104,516 $5,225,172,912
Shares of the Fund sold and redeemed
Investor Shares (AMAGX)
Number of shares sold 2,326,726 6,950,130
Number of shares issued in reinvestment of dividends and distributions – 196,666
Number of shares redeemed (2,531,192) (4,695,664)
Net increase (decrease) in number of shares outstanding (204,466) 2,451,132
Institutional Shares (AMIGX)
Number of shares sold 4,377,255 9,379,438
Number of shares issued in reinvestment of dividends and distributions – 256,606
Number of shares redeemed (3,606,727) (6,539,327)
Net increase in number of shares outstanding 770,528 3,096,717
– –

Amana Growth Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
14
November 30, 2024
N-CSRS
Investor Shares (AMAGX)
Selected data per share of outstanding capital stock
throughout each period:
Period ended
November 30,
2024
Year ended May 31,
2024 2023 2022 2021 2020
A A A A A A A
Net asset value at beginning of period $78.08 $62.36 $60.47 $61.17 $45.39 $39.31
Income from investment operations
Net investment income
A
(0.04) 0.06 0.12 0.05 0.10 0.15
Net gains (losses) on securities (both realized and
unrealized) 5.88 16.12 3.86 (0.37) 18.74 7.33
Total from investment operations 5.84 16.18 3.98 (0.32) 18.84 7.48
Less distributions
Dividends (from net investment income) – (0.11) (0.10) (0.05) (0.13) (0.16)
Distributions (from capital gains) – (0.35) (1.99) (0.33) (2.93) (1.24)
Total distributions – (0.46) (2.09) (0.38) (3.06) (1.40)
Net asset value at end of period $83.92 $78.08 $62.36 $60.47 $61.17 $45.39
Total Return
B
7.48% 26.03% 6.83% (0.62)% 42.16% 19.12%
Ratios / supplemental data
Net assets ($000), end of period $2,698,722 $2,527,041 $1,865,385 $1,684,412 $1,735,349 $1,303,469
Ratio of expenses to average net assets
Before custodian fee credits
C
0.85% 0.87% 0.91% 0.91% 0.96% 1.02%
After  custodian fee credits
C
0.85% 0.87% 0.91% 0.90% 0.96% 1.02%
Ratio of net investment income after custodian fee credits  to average net assets
C
(0.10)% 0.09% 0.21% 0.09% 0.19% 0.36%
Portfolio turnover rate
B
2% 10% 6% 3%
D
3%
D
0%
E
Institutional Shares (AMIGX)
Selected data per share of outstanding capital stock
throughout each period:
Period ended
November 30,
2024
Year ended May 31,
2024 2023 2022 2021 2020
A A A A A A A
Net asset value at beginning of period $78.58 $62.71 $60.80 $61.50 $45.60 $39.49
Income from investment operations
Net investment income
A
0.07 0.23 0.27 0.22 0.24 0.28
Net gains (losses) on securities (both realized and
unrealized) 5.91 16.23 3.88 (0.38) 18.84 7.34
Total from investment operations 5.98 16.46 4.15 (0.16) 19.08 7.62
Less distributions
Dividends (from net investment income) – (0.24) (0.25) (0.21) (0.25) (0.27)
Distributions (from capital gains) – (0.35) (1.99) (0.33) (2.93) (1.24)
Total distributions – (0.59) (2.24) (0.54) (3.18) (1.51)
Net asset value at end of period $84.56 $78.58 $62.71 $60.80 $61.50 $45.60
Total Return
B
7.61% 26.34% 7.09% (0.40)% 42.53% 19.39%
Ratios / supplemental data
Net assets ($000), end of period $2,968,382 $2,698,132 $1,959,054 $1,489,810 $1,291,092 $859,154
Ratio of expenses to average net assets
Before custodian fee credits
C
0.61% 0.62% 0.67% 0.64% 0.71% 0.79%
After  custodian fee credits
C
0.60% 0.62% 0.66% 0.64% 0.71% 0.78%
Ratio of net investment income after custodian fee credits  to average net assets
C
0.15% 0.33% 0.46% 0.32% 0.43% 0.60%
Portfolio turnover rate
B
2% 10% 6% 3%
D
3%
D
0%
E
A
Calculated using average shares outstanding
B
Not annualized for period of less than one year
C
Annualized for periods of less than one year

The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSRS
15
Amana Growth Fund:
Financial Highlights
Investor Shares (AMAGX)
Selected data per share of outstanding capital stock
throughout each period:
Period ended
November 30,
2024
Year ended May 31,
2024 2023 2022 2021 2020
A A A A A A A
Net asset value at beginning of period $78.08 $62.36 $60.47 $61.17 $45.39 $39.31
Income from investment operations
Net investment income
A
(0.04) 0.06 0.12 0.05 0.10 0.15
Net gains (losses) on securities (both realized and
unrealized) 5.88 16.12 3.86 (0.37) 18.74 7.33
Total from investment operations 5.84 16.18 3.98 (0.32) 18.84 7.48
Less distributions
Dividends (from net investment income) – (0.11) (0.10) (0.05) (0.13) (0.16)
Distributions (from capital gains) – (0.35) (1.99) (0.33) (2.93) (1.24)
Total distributions – (0.46) (2.09) (0.38) (3.06) (1.40)
Net asset value at end of period $83.92 $78.08 $62.36 $60.47 $61.17 $45.39
Total Return
B
7.48% 26.03% 6.83% (0.62)% 42.16% 19.12%
Ratios / supplemental data
Net assets ($000), end of period $2,698,722 $2,527,041 $1,865,385 $1,684,412 $1,735,349 $1,303,469
Ratio of expenses to average net assets
Before custodian fee credits
C
0.85% 0.87% 0.91% 0.91% 0.96% 1.02%
After  custodian fee credits
C
0.85% 0.87% 0.91% 0.90% 0.96% 1.02%
Ratio of net investment income after custodian fee credits  to average net assets
C
(0.10)% 0.09% 0.21% 0.09% 0.19% 0.36%
Portfolio turnover rate
B
2% 10% 6% 3%
D
3%
D
0%
E
Institutional Shares (AMIGX)
Selected data per share of outstanding capital stock
throughout each period:
Period ended
November 30,
2024
Year ended May 31,
2024 2023 2022 2021 2020
A A A A A A A
Net asset value at beginning of period $78.58 $62.71 $60.80 $61.50 $45.60 $39.49
Income from investment operations
Net investment income
A
0.07 0.23 0.27 0.22 0.24 0.28
Net gains (losses) on securities (both realized and
unrealized) 5.91 16.23 3.88 (0.38) 18.84 7.34
Total from investment operations 5.98 16.46 4.15 (0.16) 19.08 7.62
Less distributions
Dividends (from net investment income) – (0.24) (0.25) (0.21) (0.25) (0.27)
Distributions (from capital gains) – (0.35) (1.99) (0.33) (2.93) (1.24)
Total distributions – (0.59) (2.24) (0.54) (3.18) (1.51)
Net asset value at end of period $84.56 $78.58 $62.71 $60.80 $61.50 $45.60
Total Return
B
7.61% 26.34% 7.09% (0.40)% 42.53% 19.39%
Ratios / supplemental data
Net assets ($000), end of period $2,968,382 $2,698,132 $1,959,054 $1,489,810 $1,291,092 $859,154
Ratio of expenses to average net assets
Before custodian fee credits
C
0.61% 0.62% 0.67% 0.64% 0.71% 0.79%
After  custodian fee credits
C
0.60% 0.62% 0.66% 0.64% 0.71% 0.78%
Ratio of net investment income after custodian fee credits  to average net assets
C
0.15% 0.33% 0.46% 0.32% 0.43% 0.60%
Portfolio turnover rate
B
2% 10% 6% 3%
D
3%
D
0%
E
A
Calculated using average shares outstanding
B
Not annualized for period of less than one year
C
Annualized for periods of less than one year
D
As restated to reflect the exclusion of redemptions in-kind, which reduced the percentage by 4% and 2% for the year ended May 31, 2022 and 2021, respectively.
E
Amount is less than 0.5%

Schedule of Investments
As of November 30, 2024
Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
16
November 30, 2024
N-CSRS
Continued on next page.
Common Stock - 92 .0 % Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Telecom Carriers
Saudi Telecom 288,000 $ 3,198,895 $ 3,051,298 Saudi Arabia 2.3%
Wireless Telecommunications
Telekomunikasi Indonesia ADR 83,000 1,813,782 1,417,640 Indonesia 1.1%
5,012,677 4,468,938 3.4%
Consumer Discretionary
Automobiles
Ford Otomotiv Sanayi 109,600 1,984,463 3,055,831 Turkey 2.3%
Home Products Stores
Wilcon Depot 5,550,000 2,140,944 1,231,295 Philippines 1.0%
4,125,407 4,287,126 3.3%
Consumer Staples
Food & Drug Stores
Bim Birlesik Magazalar AS 265,000 2,965,425 3,621,833 Turkey
2
2.8%
Clicks Group 192,000 2,314,634 4,198,081 South Africa 3.2%
5,280,059 7,819,914 6.0%
Packaged Food
Indofood CBP Sukses Makmur 2,500,000 1,468,008 1,878,368 Indonesia 1.4%
Personal Care Products
Colgate-Palmolive 40,000 2,820,107 3,865,200 United States 2.9%
Dabur India 444,000 2,928,237 2,774,594 India
2
2.1%
Kimberly-Clark de Mexico, Class A 1,300,000 2,253,150 1,772,625 Mexico 1.4%
LG Household & Health Care 6,050 3,600,424 1,352,313 South Korea 1.0%
Unicharm 95,800 3,440,796 2,486,374 Japan 1.9%
Unilever ADR 65,000 3,263,718 3,889,600 United Kingdom 3.0%
18,306,432 16,140,706 12.3%
25,054,499 25,838,988 19.7%
Financials
Islamic Banking
BIMB Holdings 1,476,100 1,168,041 893,215 Malaysia 0.7%
Islamic Insurance
Syarikat Takaful Malaysia Keluarga 1,324,000 1,153,295 1,125,970 Malaysia 0.8%
2,321,336 2,019,185 1.5%
Health Care
Health Care Facilities
Bangkok Dusit Medical Services NVDR 3,423,000 2,366,173 2,522,922 Thailand 1.9%
IHH Healthcare 1,764,000 2,329,363 2,881,550 Malaysia 2.2%
KPJ Healthcare 4,825,992 1,231,253 2,707,990 Malaysia 2.1%
5,926,789 8,112,462 6.2%
Specialty & Generic Pharma
Hikma Pharmaceuticals 127,400 3,585,574 3,116,262 Jordan 2.4%
9,512,363 11,228,724 8.6%
Industrials
Other Machinery & Equipment
WEG 450,000 3,249,495 4,021,490 Brazil
2
3.1%

Schedule of Investments
As of November 30, 2024
Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSRS
17
Continued on next page.
Common Stock - 92.0% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Industrials (continued)
Rubber & Plastic
Hartalega Holdings 2,750,000 $ 2,643,031 $ 2,180,115 Malaysia 1.6%
5,892,526 6,201,605 4.7%
Materials
Agricultural Chemicals
Quimica y Minera Chile ADR 49,000 3,379,002 1,884,540 Chile 1.4%
Base Metals
Southern Copper 38,832 2,142,608 3,896,791 Peru 3.0%
Cement & Aggregates
UltraTech Cement 29,100 2,689,466 3,865,168 India
2
2.9%
Iron
Rio Tinto ADR 45,100 3,316,352 2,834,084 China
2
2.1%
Precious Metals
Barrick Gold 164,000 3,332,544 2,868,360 Canada 2.2%
14,859,972 15,348,943 11.6%
Real Estate
Multi Asset Class Ownership & Development
SM Prime Holdings 2,800,000 1,564,843 1,261,957 Philippines 1.0%
Technology
Communications Equipment
Samsung Electronics 62,700 3,115,508 2,465,566 South Korea 1.9%
Sercomm 669,000 1,839,844 2,255,938 Taiwan 1.7%
4,955,352 4,721,504 3.6%
Computer Hardware & Storage
Advantech 270,931 2,371,962 2,821,336 Taiwan 2.2%
Electronic Manufacturing Services &
Original Design Manufacturer
Jabil 28,600 2,832,472 3,884,738 United States 3.0%
Electronics Components
Delta Electronics 307,500 2,392,030 3,645,695 Taiwan
2
2.8%
KCE Electronics NVDR 1,810,000 3,110,607 1,340,070 Thailand 1.0%
Samsung 7,900 3,360,919 1,445,790 South Korea 1.1%
8,863,556 6,431,555 4.9%
IT Services
Infosys ADR 163,200 3,243,960 3,601,824 India 2.7%
Semiconductor Devices
Nvidia 94,500 2,196,641 13,064,625 United States 9.9%
Qualcomm 24,500 3,020,311 3,883,985 United States 3.0%
5,216,952 16,948,610 12.9%
Semiconductor Manufacturing
ASML Holding NY 4,550 3,079,805 3,124,076 Netherlands 2.4%
Taiwan Semiconductor ADR 27,200 1,513,555 5,022,752 Taiwan 3.8%
4,593,360 8,146,828 6.2%
32,077,614 46,556,395 35.5%

Schedule of Investments
As of November 30, 2024
Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
18
November 30, 2024
N-CSRS
Common Stock - 92.0% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Utilities
Power Generation
Manila Electric 428,500 $ 2,833,817 $ 3,501,190 Philippines 2.7%
Total investments $103,255,054 $ 120,713,051 92.0%
Other assets (net of liabilities) 10,462,747 8.0%
Total net assets $ 131,175,798 100.0%
1
Country of domicile unless otherwise indicated
2
Denotes a country or region of primary exposure
ADR: American Depositary Receipt
NVDR: Non Voting Depository Receipt

Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSRS
19
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2024
Assets
Investments in securities, at value
(Cost $103,255,054) $ 120,713,051
Cash 10,600,279
Dividends receivable 84,553
Receivable for Fund shares sold 22,438
Prepaid expenses 18,847
Total assets 131,439,168
Liabilities
Payable for Fund shares redeemed 118,878
Accrued advisory fees 86,981
Accrued audit expenses 28,710
Accrued retirement plan custody fee 18,478
Accrued 12b-1 distribution fees 7,798
Accrued trustee expenses 238
Accrued Chief Compliance Officer expenses 216
Accrued legal expenses 170
Accrued other operating expenses 1,901
Total liabilities 263,370
Net assets $131,175,798
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $115,631,267
Total distributable earnings 15,544,531
Net assets applicable to Fund shares outstanding $131,175,798
Net asset value per Investor Shares AMDWX
Net assets, at value $37,504,537
Shares outstanding 2,773,899
Net asset value, offering and redemption price per
share $13.52
Net asset value per Institutional Shares AMIDX
Net assets, at value $93,671,260
Shares outstanding 6,892,176
Net asset value, offering and redemption price per
share $13.59
Period ended November 30, 2024
Investment income
Dividend Income (Net of foreign tax of $116,399) $ 1,011,859
Miscellaneous income 92
Total investment income 1,011,951
Expenses
Investment advisory fees 526,157
Custodian fees 49,801
12b-1 distribution fees 46,623
Filing and registration fees 20,740
Audit fees 12,181
Retirement plan custodial fees 10,743
325
Investor Shares 90
350
Institutional Shares 10,653
Chief Compliance Officer expenses 1,151
Trustee fees 672
Legal fees 625
Other operating expenses 7,219
Total gross expenses 675,912
Less custodian fee credits (49,321)
Net expenses 626,591
Net investment income $385,360
Net realized loss from investments and foreign
currency $(957,485)
Net i ncrease in unrealized appreciation on investments
and foreign currency 2,655,988
Net gain on investments 1,698,503
Net increase in net assets resulting from operations $2,083,863

Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2024
N-CSRS
Statements of Changes in Net Assets
Period ended November
30, 2024 Year ended May 31, 2024
Increase in net assets from operations
From operations
Net investment income $385,360 $1,346,865
Net realized loss on investments and foreign currency (957,485) (2,015,157)
Net increase in unrealized appreciation on investments and foreign currency 2,655,988 14,675,631
Net increase in net assets 2,083,863 14,007,339
Distributions to shareowners from
325
Net dividend and distribution to shareholders - Investor Shares – (299,740)
350
Net dividend and distribution to shareholders - Institutional Shares – (787,678)
Total distributions – (1,087,418)
Capital share transactions
Proceeds from the sale of shares
325
Investor Shares 5,318,898 7,070,763
350
Institutional Shares 18,317,762 43,861,528
Value of shares issued in reinvestment of dividends and distributions
325
Investor Shares – 297,630
350
Institutional Shares – 781,001
Cost of shares redeemed
325
Investor Shares (3,455,093) (5,818,766)
350
Institutional Shares (16,924,293) (17,334,306)
Total capital shares transactions 3,257,274 28,857,850
Total increase in net assets 5,341,137 41,777,771
Net assets
Beginning of period 125,834,661 84,056,890
End of period $131,175,798 $125,834,661
Shares of the Fund sold and redeemed
Investor Shares (AMDWX)
Number of shares sold 382,298 572,870
Number of shares issued in reinvestment of dividends and distributions – 24,217
Number of shares redeemed (250,042) (472,648)
Net increase in number of shares outstanding 132,256 124,439
Institutional Shares (AMIDX)
Number of shares sold 1,317,295 3,506,333
Number of shares issued in reinvestment of dividends and distributions – 63,342
Number of shares redeemed (1,222,145) (1,425,506)
Net increase in number of shares outstanding 95,150 2,144,169
– –

Amana Developing World Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSRS
21
Investor Shares (AMDWX)
Selected data per share of outstanding capital stock
throughout each period:
Period ended
November 30,
2024
Year ended May 31,
2024 2023 2022 2021 2020
A A A A A A A
Net asset value at beginning of period $13.29 $11.70 $11.85 $13.70 $9.67 $9.33
Income from investment operations
Net investment income
A
0.03 0.14 0.13 0.21 0.05 0.04
Net gains (losses) on securities (both realized and
unrealized) 0.20 1.56 (0.17) (1.90) 3.98 0.34
Total from investment operations 0.23 1.70 (0.04) (1.69) 4.03 0.38
Less distributions
Dividends (from net investment income) – (0.11) (0.08) (0.16) – (0.04)
Distributions (from capital gains) – 0.00
B
(0.03) – – –
Total distributions – (0.11) (0.11) (0.16) – (0.04)
Net asset value at end of period $13.52 $13.29 $11.70 $11.85 $13.70 $9.67
Total Return
C
1.73% 14.65% (0.25)% (12.47)% 41.68% 4.02%
Ratios / supplemental data
Net assets ($000), end of period $37,505 $35,115 $29,446 $23,123 $22,553 $13,253
Ratio of expenses to average net assets
Before custodian fee credits
D
1.19% 1.20% 1.22% 1.21% 1.20% 1.34%
After  custodian fee credits
D
1.12% 1.13% 1.15% 1.14% 1.14% 1.29%
Ratio of net investment income after custodian fee credits  to average net assets
D
0.43% 1.15% 1.11% 1.59% 0.44% 0.38%
Portfolio turnover rate
C
1% 1% 6% 30% 3% 9%
Institutional Shares (AMIDX)
Selected data per share of outstanding capital stock
throughout each period:
Period ended
November 30,
2024
Year ended May 31,
2024 2023 2022 2021 2020
A A A A A A A
Net asset value at beginning of period $13.35 $11.74 $11.90 $13.77 $9.70 $9.36
Income from investment operations
Net investment income
A
0.04 0.17 0.15 0.24 0.08 0.04
Net gains (losses) on securities (both realized and
unrealized) 0.20 1.57 (0.17) (1.90) 3.99 0.36
Total from investment operations 0.24 1.74 (0.02) (1.66) 4.07 0.40
Less distributions
Dividends (from net investment income) – (0.13) (0.11) (0.21) – (0.06)
Distributions (from capital gains) – 0.00
B
(0.03) – – –
Total distributions – (0.13) (0.14) (0.21) – (0.06)
Net asset value at end of period $13.59 $13.35 $11.74 $11.90 $13.77 $9.70
Total Return
C
1.80% 14.95% (0.12)% (12.24)% 41.96% 4.20%
Ratios / supplemental data
Net assets ($000), end of period $93,671 $90,720 $54,611 $46,715 $42,241 $18,959
Ratio of expenses to average net assets
Before custodian fee credits
D
0.97% 0.98% 1.01% 0.99% 0.97% 1.21%
After  custodian fee credits
D
0.89% 0.90% 0.94% 0.92% 0.91% 1.16%
Ratio of net investment income after custodian fee credits  to average net assets
D
0.65% 1.36% 1.31% 1.80% 0.65% 0.43%
Portfolio turnover rate
C
1% 1% 6% 30% 3% 9%
A
Calculated using average shares outstanding
B
Amount is less than $0.01
C
Not annualized for period of less than one year

The accompanying notes are an integral part of these financial statements.

November 30, 2024
N-CSRS
Amana Developing World Fund:
Financial Highlights
D
Annualized for periods of less than one year

Consolidated Schedule of Investments
As of November 30, 2024
Amana Participation Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSRS
23
Continued on next page.
Corporate Sukuk - 76.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Axiata SPV2
2
2.163% due 08/19/2030 $ 6,000,000 $ 5,182,224 Malaysia 2.4%
Saudi Telecom
2
3.890% due 05/13/2029 5,000,000 4,868,182 Saudi Arabia 2.2%
Axiata SPV2
2
4.357% due 03/24/2026 4,357,000 4,322,138 Malaysia 2.0%
14,372,544 6.6%
Consumer Staples
Almarai Sukuk
2
5.233% due 07/25/2033 4,500,000 4,603,995 Saudi Arabia 2.1%
Energy
SA Global
2
2.694% due 06/17/2031 7,500,000 6,590,625 Saudi Arabia 3.1%
Financials
Kuwait Financial Bank Tier 1
2,3
3.600% due PERP 10,000,000 9,530,000 Kuwait 4.4%
Investment Corporate of Dubai
2
5.000% due 02/01/2027 7,850,000 7,827,722 United Arab Emirates 3.6%
Riyad
2
3.174% due 02/25/2030 7,830,000 7,783,725 Saudi Arabia 3.6%
Dubai Aerospace Enterprises DIFC
2
3.750% due 02/15/2026 7,700,000 7,568,684 United Arab Emirates 3.5%
Air Lease Corp Sukuk
2
5.850% due 04/01/2028 6,000,000 6,116,645 Cayman Islands 2.8%
National Commercial Bank Tier 1
2,3
3.500% due PERP 5,550,000 5,289,150 Saudi Arabia 2.4%
Sharjah Islamic Bank Tier 1
2,3
5.000% due PERP 5,200,000 5,139,420 United Arab Emirates 2.4%
Dubai Islamic Bank
2
5.493% due 11/30/2027 5,000,000 5,074,070 United Arab Emirates 2.3%
Dubai Islamic Bank Tier 1
2,3
6.250% due PERP 4,500,000 4,484,587 United Arab Emirates 2.1%
Boubyan Sukuk Ltd
2
3.389% due 03/29/2027 4,600,000 4,447,050 Cayman Islands 2.1%
Mas Al Ryan
2
2.210% due 09/02/2025 4,500,000 4,399,407 Cayman Islands 2.0%
Banque Saudi Fransi
2
4.750% due 05/31/2028 4,000,000 3,971,704 Saudi Arabia 1.8%
EI Sukuk Co Ltd
2
5.431% due 05/28/2029 2,000,000 2,048,848 Cayman Islands 1.0%
Khazanah Global Sukuk
2
4.687% due 06/01/2028 2,000,000 1,997,031 Malaysia 0.9%
Sharjah
2
3.854% due 04/03/2026 1,600,000 1,567,120 United Arab Emirates 0.7%
ADIB Capital Invest Three
2
7.250% due 07/18/2070 1,000,000 1,062,260 Cayman Islands 0.5%
QIB Sukuk LTD 5.581
2
5.581% due 11/22/2028 1,000,000 1,035,856 Cayman Islands 0.5%
FAB Sukuk Company
2
4.581% due 01/17/2028 1,000,000 996,934 Cayman Islands 0.5%
EI Sukuk Co Ltd
2
2.082% due 11/02/2026 1,000,000 946,540 Cayman Islands 0.4%
81,286,753 37.5%
Industrials
DP World Salaam
2,3
6.000% due PERP 7,800,000 7,783,499 United Arab Emirates 3.6%
DP World Crescent
2
3.750% due 01/30/2030 4,000,000 3,773,349 United Arab Emirates 1.7%
11,556,848 5.3%
Real Estate
Dar Al-Arkan Sukuk Co Lt
2
8.000% due 02/25/2029 7,000,000 7,266,490 Cayman Islands 3.4%
EMAAR
2
3.700% due 07/06/2031 7,000,000 6,506,129 United Arab Emirates 3.0%
Aldar
2
3.875% due 10/22/2029 6,000,000 5,706,552 United Arab Emirates 2.6%
Majid Al Futtaim
2
4.638% due 05/14/2029 5,650,000 5,573,849 United Arab Emirates 2.6%
Emirates REIT Sukuk II
2
11.000% due 12/12/2025 1,310,926 1,313,286 Cayman Islands 0.6%
26,366,306 12.2%
Utilities
TNB Global Ventures
2
4.851% due 11/01/2028 6,300,000 6,318,264 Malaysia 2.9%
TNB Global Ventures Cap
2
3.244% due 10/19/2026 6,140,000 5,958,710 Malaysia 2.7%
Saudi Electricity Global
2
5.060% due 04/08/2043 5,000,000 4,767,965 Saudi Arabia 2.2%
Saudi Electricity Global
2
5.500% due 04/08/2044 2,400,000 2,379,521 Saudi Arabia 1.1%

Consolidated Schedule of Investments
As of November 30, 2024
Amana Participation Fund
The accompanying notes are an integral part of these financial statements.
24
November 30, 2024
N-CSRS
Corporate Sukuk - 76.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Utilities (continued)
Saudi Electricity Global
2
5.684% due 04/11/2053 $ 1,000,000 $ 986,662 Saudi Arabia 0.5%
20,411,122 9.4%
Total Corporate Sukuk (Cost $ 167,612,622) $165,188,193 76.2%
Government Sukuk - 14.9% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Government
Perusahaan Penerbit SBSN
2
4.550% due 03/29/2026 5,185,000 5,175,190 Indonesia 2.4%
Oman Sovereign Sukuk
2
4.875% due 06/15/2030 5,150,000 5,160,552 Oman 2.4%
Kingdom of Saudi Arabia
2
3.628% due 04/20/2027 5,000,000 4,881,785 Saudi Arabia 2.2%
Malaysia Sovereign Sukuk
2
4.236% due 04/22/2045 5,000,000 4,634,585 Malaysia 2.1%
Perusahaan Penerbit SBSN
2
3.550% due 06/09/2051 5,280,000 3,904,665 Indonesia 1.8%
Kingdom of Saudi Arabia
2
4.303% due 01/19/2029 3,200,000 3,150,531 Saudi Arabia 1.4%
Perusahaan Penerbit SBSN
2
4.450% due 02/20/2029 3,050,000 2,996,623 Indonesia 1.4%
Islamic Development Bank Trust Services
2
4.747% due 10/27/2027 2,500,000 2,521,260 Saudi Arabia 1.2%
Total Government Sukuk (Cost 33,629,525) $32,425,191 14.9%
Bank Time Deposits - 3.7% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Bank Time Deposits
Bank ABC
2
4.880% due 01/08/2025 2,000,000 2,000,000 United States 1.0%
Bank ABC
2
4.770% due 12/23/2024 2,000,000 2,000,000 United States 0.9%
Bank ABC
2
4.830% due 12/09/2024 2,000,000 2,000,000 United States 0.9%
Gulf International Bank
2
4.310% due 12/09/2024 2,000,000 2,000,000 United States 0.9%
Total Bank Time Deposits (Cost 8,000,000) $8,000,000 3.7%
Total investments (Cost $209,242,147) $205,613,384 94.8%
Other assets (net of liabilities) 11,181,738 5.2%
Total net assets $216,795,122 100.0%
1
Denotes a country or region of primary exposure
2
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2024, the aggregate value of these securities was $205,613,384 representing 94.8% of total net assets.
3
Security is perpetual in nature with no stated maturity date.
SA: Special Assessment

Amana Participation Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSRS
25
Consolidated Statement of Assets and Liabilities Consolidated Statement of Operations
As of November 30, 2024
Assets
Investments in securities, at value
(Cost $209,242,147) $ 205,613,384
Cash 8,752,861
Dividends receivable 2,546,090
Receivable for Fund shares sold 102,643
Prepaid expenses 18,754
Total assets 217,033,732
Liabilities
Payable for Fund shares redeemed 109,716
Accrued advisory fees 88,341
Accrued retirement plan custody fee 13,174
Distributions payable 7,544
Accrued 12b-1 distribution fees 6,059
Accrued audit expenses 5,507
Accrued legal expenses 3,201
Accrued trustee expenses 744
Accrued Chief Compliance Officer expenses 559
Accrued other operating expenses 3,765
Total liabilities 238,610
Net assets $216,795,122
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $273,226,755
Total distributable earnings (56,431,633)
Net assets applicable to Fund shares outstanding $216,795,122
Net asset value per Investor Shares AMAPX
Net assets, at value $29,816,419
Shares outstanding 3,052,717
Net asset value, offering and redemption price per
share $9.77
Net asset value per Institutional Shares AMIPX
Net assets, at value $186,978,703
Shares outstanding 19,075,511
Net asset value, offering and redemption price per
share $9.80
Period ended November 30, 2024
Investment income
Sukuk income $ 4,499,107
Miscellaneous income 1
Total investment income 4,499,108
Expenses
Investment advisory fees 524,749
12b-1 distribution fees 36,368
Custodian fees 26,183
Filing and registration fees 21,507
Retirement plan custodial fees 8,246
425
Investor Shares 210
450
Institutional Shares 8,036
Audit fees 5,038
Legal fees 4,315
Chief Compliance Officer expenses 1,733
Trustee fees 1,155
Other operating expenses 10,561
Total gross expenses 639,855
Less custodian fee credits (26,183)
Net expenses 613,672
Net investment income $3,885,436
Net realized loss from investments $(186,332)
Net de crease in unrealized depreciation on
investments 3,955,558
Net gain on investments 3,769,226
Net increase in net assets resulting from operations $7,654,662

Amana Participation Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2024
N-CSRS
Consolidated Statements of Changes in Net Assets
Period ended November
30, 2024 Year ended May 31, 2024
Increase (Decrease) in net assets from operations
From operations
Net investment income $3,885,436 $6,980,968
Net realized loss on investments (186,332) (3,429,790)
Net decrease in unrealized de preciation on investments 3,955,558 769,931
Net increase in net assets 7,654,662 4,321,109
Distributions to shareowners from
425
Net dividend and distribution to shareholders - Investor Shares (381,295) (857,965)
450
Net dividend and distribution to shareholders - Institutional Shares (2,588,910) (5,730,425)
Total distributions (2,970,205) (6,588,390)
Capital share transactions
Proceeds from the sale of shares
425
Investor Shares 4,988,611 9,329,328
450
Institutional Shares 42,786,114 50,645,545
Value of shares issued in reinvestment of dividends and distributions
425
Investor Shares 373,302 845,539
450
Institutional Shares 2,549,160 5,678,992
Cost of shares redeemed
425
Investor Shares (4,971,225) (7,787,173)
450
Institutional Shares (33,068,421) (75,702,455)
Total capital shares transactions 12,657,541 (16,990,224)
Total increase (decrease) in net assets 17,341,998 (19,257,505)
Net assets
Beginning of period 199,453,124 218,710,629
End of period $216,795,122 $199,453,124
Shares of the Fund sold and redeemed
Investor Shares (AMAPX)
Number of shares sold 512,325 975,227
Number of shares issued in reinvestment of dividends and distributions 38,329 88,555
Number of shares redeemed (511,053) (814,310)
Net increase in number of shares outstanding 39,601 249,472
Institutional Shares (AMIPX)
Number of shares sold 4,370,474 5,276,214
Number of shares issued in reinvestment of dividends and distributions 260,744 592,716
Number of shares redeemed (3,378,532) (7,893,506)
Net increase (decrease) in number of shares outstanding 1,252,686 (2,024,576)
– –

Amana Participation Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSRS
27
Investor Shares (AMAPX)
Selected data per share of outstanding capital stock
throughout each period:
Period ended
Nov. 30, 2024
Year ended May 31,
2024
A
2023
A
2022
A
2021
A
2020
A A A A A A A
Net asset value at beginning of period $9.54 $9.64 $9.86 $10.42 $10.12 $9.97
Income from investment operations
Net investment income
B,C
0.18 0.31 0.21 0.18 0.19 0.24
Net gains (losses) on securities (both realized and unrealized) 0.18 (0.12) (0.24) (0.57) 0.30 0.14
Total from investment operations 0.36 0.19 (0.03) (0.39) 0.49 0.38
Less distributions
Dividends (from net investment income) (0.13) (0.29) (0.19) (0.17) (0.19) (0.23)
Total distributions (0.13) (0.29) (0.19) (0.17) (0.19) (0.23)
Net asset value at end of period $9.77 $9.54 $9.64 $9.86 $10.42 $10.12
Total Return
C
3.76% 2.01% (0.26)% (3.83)% 4.90% 3.88%
Ratios / supplemental data
Net assets ($000), end of year $29,816 $28,756 $26,650 $24,722 $22,375 $16,531
Ratio of expenses to average net assets
Before  custodian fee credits
D
0.81% 0.83% 0.80% 0.80% 0.82% 0.88%
After custodian fee credits
D
0.80% 0.80% 0.78% 0.78% 0.80% 0.86%
Ratio of net investment income after to average net assets
D
3.67% 3.23% 2.11% 1.71% 1.86% 2.34%
Portfolio turnover rate
C
8% 17% 48% 15% 19% 34%
Institutional Shares (AMIPX)
Selected data per share of outstanding capital stock
throughout each period:
Period ended
Nov. 30, 2024
Year ended May 31,
2024
A
2023
A
2022
A
2021
A
2020
A A A A A A A
Net asset value at beginning of period $9.58 $9.68 $9.89 $10.45 $10.16 $10.00
Income from investment operations
Net investment income
B,C
0.18 0.33 0.23 0.20 0.22 0.26
Net gains (losses) on securities (both realized and unrealized) 0.18 (0.12) (0.22) (0.57) 0.29 0.16
Total from investment operations 0.36 0.21 0.01 (0.37) 0.51 0.42
Less distributions
Dividends (from net investment income) (0.14) (0.31) (0.22) (0.19) (0.22) (0.26)
Total distributions (0.14) (0.31) (0.22) (0.19) (0.22) (0.26)
Net asset value at end of period $9.80 $9.58 $9.68 $9.89 $10.45 $10.16
Total Return
C
3.77% 2.26% 0.09% (3.58)% 5.04% 4.23%
Ratios / supplemental data
Net assets ($000), end of year $186,979 $170,697 $192,060 $187,032 $143,404 $100,023
Ratio of expenses to average net assets
Before  custodian fee credits
D
0.58% 0.58% 0.56% 0.56% 0.58% 0.63%
After custodian fee credits
D
0.55% 0.56% 0.53% 0.54% 0.56% 0.61%
Ratio of net investment income after to average net assets
D
3.70% 3.45% 2.34% 1.97% 2.10% 2.53%
Portfolio turnover rate
C
8% 17% 48% 15% 19% 34%
A
Consolidated
B
Calculated using average shares outstanding
C
Not annualized for period of less than one year
D
Annualized for periods of less than one year

Notes To Financial Statements

November 30, 2024
N-CSRS
Note 1 - Organization
Amana Mutual Funds Trust (the “Trust”) was organized as a Delaware
Statutory Trust on March 11, 2013, and is the successor to Amana
Mutual Funds Trust, an Indiana Business Trust (“Prior Trust”)
organized on July 26, 1984, pursuant to a reorganization on July
19, 2013. Each Fund is a series of the Trust and the Income, Growth, and Developing World Funds are successors to the corresponding series of the Prior Trust. The Trust is registered as an open-end, management company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles.
Four portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June
23, 1986. The Growth Fund began operations on February 3, 1994 .
The Developing World Fund began operations on September 28,
2009 . Institutional Shares of Income, Growth, and Developing World
Funds were first offered September 25, 2013. The Participation
Fund (both Investor and Institutional Shares) began operations
September 28, 2015 . The Participation Fund is a nondiversified fund.
Each Fund is an investment company and accordingly follows the investment accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946 “Financial Services – Investment Companies.”
Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund and has in all respects the same rights and obligations as each other class of the Fund, except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class. Each class of shares may be subject to different investment minimums and other conditions of eligibility as may be described in the prospectus for the particular class of shares, as from time to time in effect.
Income, realized and unrealized capital gains and losses, and expenses to be paid by a Fund and not allocated to a particular class as provided below, shall be allocated to each class on the basis of relative net assets. Expenses allocable to a specific class are expenses specifically incurred by or for such class including the following:
Distribution fees;
Retirement plan custodial fees; and
Any applicable service fees.
Net investment income dividends and capital gain distributions paid by the Fund on each class of its shares will be calculated in the same manner on the same day and at the same time.
Commencing in the year ended May 31, 2021, the Participation
Fund utilizes a wholly-owned subsidiary to achieve its investment objective (see Note 3).
Investment risks:
Income , Growth , Developing World , and Participation Funds :
The value of the shares of each of the Funds rises and falls as the value of the securities in which the Funds invest goes up and down.
The Funds limit the securities they purchase to those consistent with Islamic principles. This limits opportunities and may affect performance. Each of the Funds may invest in securities that are not traded in the United States. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. These risks include currency and market fluctuations, and political or social instability.
The risks of foreign investing are generally magnified in the smaller and more volatile securities markets of the developing world.
Growth Fund : The smaller and less seasoned companies that may be in the Growth Fund have a greater risk of price volatility.
Participation Fund : While the Participation Fund does not invest in conventional bonds, risks similar to those of conventional fixed-
income funds apply. These include: diversification and concentration risk, liquidity risk, interest rate risk, credit risk, and high-yield risk.
The Participation Fund also includes risks specific to investments in Islamic fixed-income instruments. The structural complexity of sukuk , along with the weak infrastructure of the sukuk market, increases risk. As compared to rights of conventional bondholders, holders of sukuk may have limited ability to pursue legal recourse to enforce the terms of the sukuk or to restructure the sukuk in order to seek recovery of principal. Sukuk are also subject to the risk that some Islamic scholars may deem certain sukuk as not meeting
Islamic investment principles subsequent to the sukuk being issued.
The Funds may invest substantially in one or more sectors, which can increase volatility and exposure to issuers specific to a particular sector or industry.
Please see each Fund’s Summary Prospectus, the Funds' Prospectus, and Statement of Additional Information for a more detailed
discussion of the risks affecting the Funds.
Note 2 - Unaudited Information
The information in this interim report has not been subject to independent audit.
Note 3 - Significant Accounting Policies
The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the
United States of America, which are consistently followed by the
Funds in preparation of their financial statements.
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Adviser, whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity

Notes To Financial Statements
(continued)
November 30, 2024
N-CSRS
29
on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation
methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security’s fair value.
Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Share valuation:
Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class.
As a result of the differences in the expenses borne by each share class, the share price and distributions will vary among a Fund’s share classes. The Funds’ shares are not priced or traded on days the
New York Stock Exchange is closed. The NAV is both the offering and redemption price per share.
Share Valuation Inputs as of November 30, 2024
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Income Fund
Common Stock
Consumer Discretionary $48,410,860 $– $– $48,410,860
Consumer Staples $242,715,272 $– $– $242,715,272
Health Care $418,847,512 $– $– $418,847,512
Industrials $473,767,610 $– $– $473,767,610
Materials $143,841,230 $– $– $143,841,230
Technology $464,925,170 $43,850,513 $– $508,775,683
Total Common Stock $1,792,507,654 $43,850,513 $– $1,836,358,167
Total Assets $1,792,507,654 $43,850,513 $– $1,836,358,167
Growth Fund
Common Stock
Communications $227,237,750 $– $– $227,237,750
Consumer Discretionary $380,297,100 $– $– $380,297,100
Consumer Staples $243,721,669 $– $– $243,721,669
Health Care $1,001,373,413 $– $– $1,001,373,413
Industrials $737,290,973 $102,994,860 $– $840,285,833
Technology $2,655,307,827 $– $– $2,655,307,827
Total Common Stock $5,245,228,732 $102,994,860 $– $5,348,223,592
Total Assets $5,245,228,732 $102,994,860 $– $5,348,223,592
Developing World Fund
Common Stock
Communications $1,417,640 $3,051,298 $– $4,468,938
Consumer Discretionary $– $4,287,126 $– $4,287,126
Consumer Staples $7,754,800 $18,084,188 $– $25,838,988
Financials $– $2,019,185 $– $2,019,185
Health Care $– $11,228,724 $– $11,228,724
Industrials $– $6,201,605 $– $6,201,605
Materials $11,483,775 $3,865,168 $– $15,348,943
Real Estate $– $1,261,957 $– $1,261,957
Technology $32,582,000 $13,974,395 $– $46,556,395
Utilities $– $3,501,190 $– $3,501,190
Total Common Stock $53,238,215 $67,474,836 $– $120,713,051
Total Assets $53,238,215 $67,474,836 $– $120,713,051
Note 3 - Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)

November 30, 2024
N-CSRS
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Investment concentration:
The fundamental policies of the Funds prohibit earning interest, in accordance with Islamic principles. Consequently, cash is held in non-interest-bearing deposits with the Funds’ custodian or other banks. “Other assets (net of liabilities)” in the Funds’ Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting
Standards Codification (“ASC”) 825, “ Financial Instruments, ”
identifies these items as a concentration of credit risk. The risk is managed by careful financial analysis and review of the custodian’s operations, resources, and protections available to the Trust. This process includes evaluation of other financial institutions providing investment company custody services.
ReFlow Liquidity Program:
The Funds may participate in the ReFlow Fund, LLC ("ReFlow")
liquidity program, which is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Funds to meet all, or a portion, of daily net shareowner redemptions. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by
ReFlow (currently 8 days) or at other times at ReFlow's discretion. For use of the ReFlow service, a participating Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily
"Dutch auction" among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Funds' in-kind redemption policies. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day.
Federal income taxes:
Each Fund intends to comply with the requirements of the Internal
Revenue Code necessary to qualify as a regulated investment
company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has
analyzed the Funds’ tax positions and has concluded that no
liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years
(2021 − 2023) or expected to be taken in the Funds’ 2024 tax returns.
The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments;
however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Participation Fund
Bank Time Deposits
1
$– $8,000,000 $– $8,000,000
Corporate Sukuk
1
$– $165,188,193 $– $165,188,193
Government Sukuk
1
$– $32,425,191 $– $32,425,191
Total Assets $– $205,613,384 $– $205,613,384
1
See the Schedule of Investments for additional details.
Note 3 - Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
November 30, 2024
N-CSRS
31
Reclassification of capital accounts:
Accounting principles generally accepted in the United States of
America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are as of the fiscal year ended May
31, 2024 , and have no effect on net assets or NAV per share.
The Income and Developing World Funds had no reclassification of capital accounts.
Distributions to shareowners:
For the Amana Participation Fund , dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month. For the Amana Income Fund , Amana
Growth Fund , and Amana Developing World Fund , dividends
to shareowners from net investment income, if any, are paid in
May and December. As a result of their investment strategies, the Growth and Developing World Funds do not expect to pay
income dividends. Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.
Use of estimates:
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
Foreign taxes:
Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
Consolidation of Subsidiary – Amana SPV:
The Consolidated Portfolio of Investments, Consolidated Statement
of Assets and Liabilities, Consolidated Statement of Operations
and Consolidated Statement of Changes in Net Assets and the
Consolidated Financial Highlights of the Amana Participation
Fund includes the accounts of AMANA SPV, a wholly owned and
controlled subsidiary. AMANA SPV is a C-Corporation incorporated as an exempted company under the company’s law of the Cayman
Islands on January 21, 2019, and is not subject to Cayman Islands taxes at the present time. For its income tax purpose, the SPV is not subject to US income taxes; however, the SPV's net income and capital gains will be included each year in the Amana Participation
Fund's taxable income. All inter-company accounts and transactions have been eliminated in consolidation.
The Amana Participation Fund may invest up to 25% of its total assets in the segregated portfolio vehicle (“SPV”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund's investment objectives and policies.
A summary of the Amana Participation Fund's investments in the
SPV is as follows:
Other:
Dividend income is recognized on the ex-dividend date, and sukuk income is recognized on an accrual basis.
Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. Net investment losses may not be utilized to offset net investment income in future periods for tax purposes.
Note 4 - Transactions with Affiliated Persons
Under a contract approved annually by the Board of Trustees of the Trust, including those who are not party to the contract or
"interested persons" (as defined in the Investment Company Act of 1940) of such parties or the Trust (the "Independent Trustees"),
Saturna Capital Corporation ("Saturna Capital") provides investment advisory services and certain other administrative services and facilities required to conduct Trust business. Effective December 1,
2020, the Amana Income Fund , Amana Growth Fund , and Amana
Developing World Fund each pay an advisory and administration fee of 0.80% on the first $1 billion of a Fund’s average daily net assets,
0.65% on the next $1 billion, and 0.50% on assets over $2 billion.
The Amana Participation Fund pays an advisory and administration fee of 0.50% annually of the average daily net assets. For the fiscal period ended November 30, 2024 , the Funds paid the following advisory fees to Saturna Capital:
1
Certain officers and one trustee of Amana are also officers and directors of the investment adviser.
Saturna Brokerage Services, Inc. (“SBS”), a subsidiary of Saturna
Capital, is registered as a broker-dealer and acts as distributor.
The Funds have adopted a Distribution Plan in accordance with
Rule 12b-1 under the 1940 Act applicable to the Investor Shares of each Fund. The plan provides that the Funds will pay a fee to SBS at an annual rate of up to 0.25% of the average daily net assets
Growth Fund
Participation
Fund
Distributable earnings
$(29,081,899) $154
Paid-in Capital
$29,081,899 $(154)
Inception Date
of SPV
SPV Net Assets
at November
30, 2024
% of Fund
Net Assets at
November 30,
2024
Amana SPV January 21, 2019 $46,002,662 21.2%
Advisory Fees
100
Income Fund $7,099,058
200
Growth Fund $16,234,814
300
Developing World Fund $526,157
400
Participation Fund $524,749
Note 3 - Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)

November 30, 2024
N-CSRS
applicable to Investor Shares of each Fund. The fee is paid to SBS as reimbursement for expenses incurred for distribution-related activity. For the fiscal period ended November 30, 2024 , the Funds paid the following distribution fees to SBS:
For the fiscal year ended May 31, 2024, Saturna Capital spent an additional $5,588,398 of its own resources, and not part of the
12b-1 expense of the Funds, to compensate broker-dealers or other financial intermediaries, or their affiliates, in connection with the sale, distribution, retention, and/or servicing of Fund shares. To the extent that these resources are derived from advisory fees paid by the Funds, these payments could be considered “revenue sharing.”
Any such payments will not change the net asset value or the price of a Fund’s shares.
SBS is used to effect equity portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission.
Transactions effected through other brokers are subject to
commissions payable to that broker.
Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for the Funds. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal period ended
November 30, 2024 , the Funds incurred the following retirement plan custodial fees to STC:
Mr. Nicholas Kaiser serves as a trustee and president of the Trust. He is also a director and the chairman of Saturna Capital Corporation and Saturna Trust Company. He is not compensated by the Trust. For the fiscal period ended November 30, 2024 , the Funds paid trustee compensation expenses of $42,000, which is included in the $40,141 of total expenses incurred for the Independent Trustees.
On November 30, 2024 , the trustees, officers, and their affiliates
(including Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:
The officers of the Trust are paid by Saturna Capital Corporation, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal period ended November 30,
2024 , the Funds paid the following compensation expenses for the
Chief Compliance Officer:
Note 5 - Distributions to Shareowners
The tax characteristics of distributions paid for the fiscal period ended November 30, 2024 and May 31, 2024 , were as follows:
Note 6 - Federal Income Taxes
The cost basis of investments for federal income tax purposes at
November 30, 2024 , were as follows:
Distribution (12b-1) fees
125
Income Fund Investor Shares (AMANX) $1,092,661
150
Income Fund Institutional Shares (AMINX) n/a
225
Growth Fund Investor Shares (AMAGX) $3,351,625
250
Growth Fund Institutional Shares (AMIGX) n/a
325
Developing World Fund Investor Shares (AMDWX) $46,623
350
Developing World Fund Institutional Shares (AMIDX) n/a
425
Participation Fund Investor Shares (AMAPX) $36,368
450
Participation Fund Institutional Shares (AMIPX) n/a
Retirement plan custodial fees
125
Income Fund Investor Shares (AMANX) $173
150
Income Fund Institutional Shares (AMINX) $32,519
225
Growth Fund Investor Shares (AMAGX) $172
250
Growth Fund Institutional Shares (AMIGX) $50,216
325
Developing World Fund Investor Shares (AMDWX) $90
350
Developing World Fund Institutional Shares (AMIDX) $10,653
425
Participation Fund Investor Shares (AMAPX) $210
450
Participation Fund Institutional Shares (AMIPX) $8,036
Trustees', officers', and affiliates' ownership
125
Income Fund Investor Shares (AMANX) 0.02%
150
Income Fund Institutional Shares (AMINX) 1.55%
225
Growth Fund Investor Shares (AMAGX) 0.01%
250
Growth Fund Institutional Shares (AMIGX) 0.64%
325
Developing World Fund Investor Shares (AMDWX) 0.72%
350
Developing World Fund Institutional Shares (AMIDX) 3.85%
425
Participation Fund Investor Shares (AMAPX) 0.04%
450
Participation Fund Institutional Shares (AMIPX) 3.61%
Chief Compliance Officer
100
Income Fund $16,228
200
Growth Fund $43,560
300
Developing World Fund $1,151
400
Participation Fund $1,733
Income Fund
November 30,
2024 May 31, 2024
Ordinary Income $– $17,028,371
Long-term capital gain
1
$– $71,895,266
Growth Fund
November 30,
2024 May 31, 2024
Ordinary Income
2
$– $11,227,103
Long-term capital gain
1
$– $22,231,823
Developing World Fund
November 30,
2024 May 31, 2024
Ordinary Income
2
$– $1,050,922
Long-term capital gain
1
$– $36,496
Participation Fund
November 30,
2024 May 31, 2024
Ordinary Income $2,970,205 $6,588,390
1
Long-Term Capital Gain dividend designated at 20% rate pursuant to Section
852(b)(3) of the Internal Revenue Code.
2
By Policy, the Growth and Developing World Funds seek to avoid paying income dividends.
Income Fund Growth Fund
Cost of investments $638,270,446 $1,873,622,958
Gross tax unrealized appreciation $1,212,168,506 $3,486,716,607
Gross tax unrealized depreciation $(14,080,785) $(12,115,973)
Net tax unrealized appreciation $1,198,087,721 $3,474,600,634
Note 4 - Transactions with Affiliated Persons
(continued)

Notes To Financial Statements
(continued)
November 30, 2024
N-CSRS
33
As of May 31, 2024 , the components of distributable earnings on a tax basis were as follows:
At May 31, 2024 , the Funds had the following capital loss
carryforwards and loss deferrals, subject to regulation. Loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.
Note 7 - Investments
Investment transactions other than short term investments and redemptions in kind for the fiscal period ended November 30, 2024 , were as follows:
During the fiscal period ended November 30, 2024 , the Funds’
redemptions in-kind were as follows:
Note 8 - Custodian
Under agreements in place with the Trust’s custodian, UMB Bank, custody fees are reduced by credits for cash balances. For the fiscal period ended November 30, 2024 , such reductions were as follows:
Note 9 - Subsequent Events
The Funds each declared a distribution to be paid on December 19,
2024, to all shareowners of record on December 18, 2024, as follows:
Developing
World Fund
Participation
Fund
Cost of investments $103,255,054 $209,242,147
Gross tax unrealized appreciation $32,636,780 $543,392
Gross tax unrealized depreciation $(15,178,783) $(4,172,155)
Net tax unrealized appreciation
(depreciation) $17,457,997 $(3,628,763)
Income Fund
Undistributed ordinary income $192,077
Accumulated capital gains $65,659,553
Tax accumulated earnings $65,851,630
Unrealized Appreciation $1,118,258,591
Other unrealized accumulated losses $(15,220)
Total accumulated earnings $1,184,095,001
Growth Fund
Undistributed ordinary income $2,822,133
Accumulated capital gains $211,417,587
Tax accumulated earnings $214,239,720
Unrealized Appreciation $3,104,854,324
Other unrealized accumulated losses $(181,729)
Total accumulated earnings $3,318,912,315
Developing World Fund
Undistributed ordinary income $674,648
Accumulated capital and other losses $(1,864,641)
Tax accumulated earnings $(1,189,993)
Unrealized Appreciation $14,794,601
Other unrealized accumulated losses $(143,941)
Total accumulated earnings $13,460,667
Participation Fund
Undistributed ordinary income $(1,870)
Accumulated capital and other losses $(7,264,300)
Tax accumulated earnings $(7,266,170)
Unrealized Depreciation $(7,584,321)
Total accumulated earnings $(14,850,491)
Developing
World Fund
Participation
Fund
Short term loss carryforward $– $1,366,204
Long term loss carryforward $927,641 $3,735,846
Total Capital loss carryforward $927,641 $5,102,050
Post-October loss deferral
1
$937,000 $2,162,249
Total accumulated losses $1,864,641 $7,264,299
Purchases Sales
100
Income Fund $38,855,500 $35,868,099
200
Growth Fund $108,940,146 $242,722,819
300
Developing World Fund $2,183,051 $1,382,764
400
Participation Fund $25,594,303 $15,610,675
Purchases Sales
100
Income Fund $– $25,286,992
200
Growth Fund $– $64,746,158
Custodian Fee Credits
100
Income Fund $43,699
200
Growth Fund $123,436
300
Developing World Fund $49,321
400
Participation Fund $26,183
Ordinary
Income
Short-Term
Capital Gain
Long-Term
Capital Gain
125
Income Fund
Investor Shares (AMANX) $0.22 $- $3.157
150
Income Fund
Institutional Shares (AMINX ) $0.36 $- $3.157
225
Growth Fund
Investor Shares (AMAGX) $- $- $3.14377
250
Growth Fund
Institutional Shares (AMIGX) $0.08 $- $3.14377
325
Developing World Fund
Investor Shares (AMDWX) $0.077 $- $-
350
Developing World Fund
Institutional Shares (AMIDX) $0.105 $- $-
Participation Fund
Investor Shares (AMAPX) Daily $- $-
450
Participation Fund
Institutional Shares (AMIPX) Daily $- $-
Note 6 - Federal Income Taxes
(continued)

Form N-CSR Items 8-11

November 30, 2024
N-CSRS
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies.
The Funds’ disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Funds’ Investment Advisory Contract is included as part of the Financial Statements filed under
Item 7 of this form.

Renewal of Investment Advisory Contract
November 30, 2024
N-CSRS
35
During their meeting of September 16, 2024, the Trustees of
Amana Mutual Funds Trust (the “Board” or “Trustees”), including the
Independent Trustees, discussed the continuance of the Investment
Advisory and Administrative Services Agreement between the Trust, on behalf of each Fund, and Saturna Capital Corporation (“Saturna”).
The Trustees also considered Saturna’s management of a wholly owned subsidiary of Amana Participation Fund that invests in the same securities and assets in which the Fund invests. In evaluating the agreements, the Board, including the Independent Trustees, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each
Fund, expenses and fees, the profitability of Saturna, the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow, and any other benefits derived by Saturna from its relationship with the Funds. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the decision to approve the agreements, and each Trustee may have given different weights to different factors, and, thus, each Trustee may have had a different basis for his decision.
The Trustees considered Saturna’s specific responsibilities in all aspects of day-to-day management of the Funds as well as the qualifications, experience and responsibilities of the Funds’ portfolio managers and other key personnel at Saturna. The Trustees
considered that the Funds offer a full range of high-quality investor services, including unique services for Islamic investors. The Trustees discussed Saturna’s experience, ability, and commitment to quality service through performing internally such functions as shareowner servicing, administration, retirement plans, accounting, marketing, and distribution – all in addition to investment management. The
Trustees took into consideration Saturna’s continued avoidance of significant operational and regulatory compliance problems, plus its continued investments in infrastructure, information management systems, personnel, training, compliance, and investor education materials, all designed to meet investor needs with high quality services. They recognized Saturna’s efforts to recruit and retain qualified, experienced, and specialized staff and improve the capital base on which Saturna operates, which the Trustees believe is important to the long-term success of the Funds. The Trustees recognized Saturna’s focus on investors and its efforts to avoid conflicts of interest.
The Trustees considered the investment performance of each Fund over time, including comparative information from Morningstar,
Inc. (“Morningstar”), which provides independent analysis of mutual fund data and, among other things, ranks mutual fund performance within categories comprised of similarly managed funds. The
Trustees considered and discussed each Fund’s performance relative to the Fund’s Morningstar category for the one-, three-, five-, ten-, and fifteen-year periods, as applicable, and the related Morningstar rankings (one through five stars) for the three-, five-, and ten-year periods, as applicable, ended as of July 31, 2024. The Trustees also noted the favorable sustainability rating assigned by Morningstar to the Amana Growth Fund (five out of five), Amana Income Fund (four out of five), and Amana Developing World Fund (four out of five).
The Trustees considered the short-, medium-, and long-term
investment performance of Amana Income Fund, Amana Growth
Fund, and Amana Developing World Fund, and the short-term and medium-term performance of Amana Participation Fund, each
relative to their Morningstar categories, and noted that the Funds were managed for the long term. The Trustees noted that the short-
term and long-term performance of Amana Income Fund was in the fourth quartile of its Morningstar category for the one-, ten- and fifteen-year periods and its medium-term performance was in the third quartile for the three-and five-year periods. The Trustees noted
that the short-term performance of the Amana Growth Fund was in the third quartile of its Morningstar category for the one-year period, its medium- and long-term investment performance was in the first quartile of its Morningstar category for the three-, five-, and ten-year periods, and the second quartile for the fifteen-year periods. The Trustees noted that both the short- and medium-term performance of the Amana Developing World Fund was in the
first quartile of its Morningstar category for the one-, three- and five-year periods, and the Fund’s long-term performance was in the second quartile for the ten-year period. The Trustees noted
that the Amana Participation Fund’s performance was in the fourth quartile of its Morningstar category for the one-year period and in the second quartile for the three- and five-year periods. The Trustees noted the risk-averse investment style used by Saturna to manage the Funds and considered other factors that can affect a Fund’s performance relative to the Fund’s broader Morningstar categories.
In evaluating such performance data, the Trustees noted that Islamic investment restrictions to which the Funds adhere increase Saturna’s research expenses and obligations and impose constraints on
Saturna’s selection of the Funds’ portfolio investments that impact performance. The Trustees found that Saturna continued to manage the Funds in a manner that is designed to be acceptable to Islamic investors and that the risk averse approach also is attractive non-
Islamic long-term investors. The Trustees noted Saturna’s decades of dedicated service provided to Amana Mutual Fund Trust and its shareowners.
Recognizing the investment mandates of the Funds, the Trustees also considered the performance of the Funds as compared to
a more limited group of other funds with similar investment
objectives and strategies, including faith-based managed funds, and with a range of asset sizes. The Trustees considered these comparative performance data, along with the comparative data published by Morningstar, as well as each Fund’s performance relative to its benchmark, to evaluate each Fund’s performance over near-term and long-term time periods, as applicable. When evaluating the Funds’ performance record, the Board noted that relative performance comparisons, especially over limited periods of time, is only one of the factors that it deems relevant to its consideration of each Fund’s agreement. The Board noted that, after considering all relevant factors, it may be appropriate to approve the continuation of the agreement notwithstanding a Fund’s
underperformance relative to its Morningstar peer group during certain periods.
The Trustees also reviewed the fees and expenses of the Funds and considered the components of each Fund’s operating expenses. The
Trustees noted that the net expense ratios for both share classes of Amana Developing World Fund and Amana Participation Fund
were at or below their respective Morningstar category average net expense ratios, as was the Institutional share class of Amana Growth
Fund. The Trustees also considered that the net expense ratio for the
Investor share class of Amana Growth Fund and both share classes of Amana Income Fund were above their Morningstar category
average net expense ratio. The Trustees also noted that, effective in

Renewal of Investment Advisory Contract
(continued)

November 30, 2024
N-CSRS
2019, Saturna agreed to reduce the breakpoints in the investment advisory fee for Amana Income Fund, Amana Growth Fund, and
Amana Developing World Fund, by five basis points at each asset level, and effective December 1, 2020, Saturna had agreed to a further reduction in the advisory fee breakpoints for these Funds at higher asset levels in excess of $1 billion. The Trustees noted that these actions had either lowered the Funds’ advisory fees or were expected to lower the Funds’ advisory fees at higher asset levels. In light of the services provided by Saturna, the Trustees found each
Fund’s advisory fee structure and expense ratios to be reasonable given the size of each Fund, the services provided, and the expenses incurred by the adviser. They noted the significant sponsorship of the Funds by Saturna evidenced, in part, by the amount of fees and expenses paid by Saturna out of its own resources to brokerage platforms and similar unaffiliated intermediaries. The Trustees noted
that the expenses imposed by intermediaries are often borne by funds and the Trustees appreciated that Saturna’s efforts help make the Funds more widely available and otherwise less expensive had the Funds borne these expenses. The Trustees recognized that the competitive performance record of Amana Income Fund and Amana
Growth Fund over the long term had likely contributed to their asset size, which over time has resulted in lower expense ratios due to overall costs being spread over a larger asset base.
The Trustees reviewed Saturna’s financial information and discussed the issue of Saturna’s profitability related to its management and administration of the Funds. They discussed the reasonableness of Saturna’s profitability with respect to each of the Funds as part of their evaluation of whether the advisory fees bear a reasonable relationship to the mix of services provided by Saturna, including the nature, extent, and quality of such services.
The Trustees considered the extent to which advisory fees paid to
Saturna reflect economies of scale. The Trustees considered the fact that fee breakpoints lower the operating expenses and expense ratios of the Funds as assets grow and demonstrate the benefits of economies of scale are being shared with shareowners. In this connection, the Board noted that the investment advisory fee rate schedules for each Fund other than the Amana Participation Fund include breakpoints that reduce the fee rate as Fund assets increase above certain levels, and that Saturna had agreed, in 2019 and
2020, to reduce the breakpoints in the investment advisory fee for
Amana Income Fund, Amana Growth Fund and Amana Developing
World Fund as described above. With respect to the Amana
Participation Fund, the Board determined that the investment advisory fees are reasonable and appropriate and that breakpoints in the fee schedule are unnecessary based on the current level of the Fund’s assets and the level of its fees and expenses compared to peers. The Trustees considered and compared the fees charged by Saturna to other types of advisory accounts for which Saturna serves as an investment adviser, including non-mutual fund
advisory clients and individual advisory clients. The Trustees noted
the significant differences between the full range of services
Saturna provides to the Funds, including investment advisory and administrative services, transfer agency services, and other services, as compared to the investment advisory services provided to the other advisory accounts. The Trustees also considered how the various services provided to those other accounts, which include
Saturna’s investment management, research, and customer service operations performed for those accounts, benefit the Funds.
The Trustees considered potential benefits to Saturna and to its other businesses from acting as investment adviser for the Funds, but also noted that Saturna’s other business lines also potentially benefit the Funds. The Trustees also noted that there were no soft dollar arrangements with respect to trading in the Funds’ portfolios and that Saturna’s affiliated broker, Saturna Brokerage Services, voluntarily waives brokerage commissions for executing each Fund’s portfolio transactions, resulting in lower transaction costs for the
Funds.
The Trustees concluded that the fees paid by each Fund to Saturna were, from an arm’s-length bargaining perspective, reasonable and in the best interest of the Fund and its shareowners in light of the services provided, comparative performance, expense and advisory fee information, costs of services provided, profits to be realized, and benefits derived or to be derived by Saturna from its relationship with the Funds. Following this discussion, the Trustees unanimously agreed, based on their business judgment, to renew the Investment Advisory and Administrative Services Agreements
with respect to Amana Income Fund, Amana Growth Fund, Amana
Developing World Fund, and Amana Participation Fund.

November 30, 2024
N-CSRS

Availability of Quarterly Portfolio Information
(1) The Amana Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
(2) The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.
(3) The Funds post a complete schedule of portfolio holdings after the end of each month available at www.amanafunds.com.
Privacy Statement
At Saturna Capital and the Amana Mutual Funds Trust, we
understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us.
In addition, we do not sell information about our current or former customers.
In the course of our relationship, we gather certain non-public information about you, including your name, address, investment choices, and account information. We do not disclose your
information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports, and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.
We may share information within the Saturna Capital family of companies in the course of informing you about products or
services that may address your investing needs.
We maintain our own technology resources to minimize the need for any third-party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your
information please call us at 1-800-728-8762.

*This report is for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.*

Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Trust's portfolios and handles daily operations under supervision of Amana's Board of Trustees.

SATURNA CAPITAL

| | |
|---|---|
| Investment Adviser, Administrator, and Transfer Agent | Saturna Capital Corporation<br>Bellingham, WA |
| Custodian | UMB Bank<br>Kansas City, MO |
| Independent Registered Public Accounting Firm | Tait, Weller & Baker LLP<br>Philadelphia, PA |
| Legal Counsel | K & L Gates LLP<br>Washington, DC |

*This report is printed on paper with a minimum of 30% post-consumer fiber using soy-based inks. It is 100% recyclable.*

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS, as applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 15.  Submission of Matters to a Vote of Security Holders.
Not applicable.
Item16. Controls and Procedures
a. The Registrant’s President and Treasurer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
b. There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30e-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.
(a)     Not applicable.
(b)     Not applicable.
Item 19. Exhibits
Exhibits included with this filing:
(a)(1) Code of Ethics.
(a)(2) Not applicable.
(a)(3) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906.CERT.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

/s/Jane K. Carten                  , Vice President
Signature and Title
Jane K. Carten, Vice President
Printed name and Title
  September 11, 2025
Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/Jane K. Carten                  , Vice President
Signature and Title
Jane K. Carten, Vice President
Printed name and Title

                September 11, 2025
Date

By:
/s/Christopher Fankhauser                                , Treasurer
Signature and Title
Christopher R. Fankhauser, Treasurer
Printed name and Title

                September 11, 2025
Date